[front cover]

May 31, 2003

American Century
Annual Report

[photo]

Tax-Free Money Market
Tax-Free Bond

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You ........................................................    1

TAX-FREE MONEY MARKET

TAX-FREE BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
Tax-Free Money Market and Tax-Free Bond funds for the fiscal year ended May 31,
2003.

The reports include comparative performance figures, commentary, summary tables, a full list  of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder reports for these funds will be the semiannual reports dated November 30, 2003, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

/*/James E. Stowers, Jr.

James E. Stowers, Jr.
Founder and Chairman

/*/James E. Stowers III

James E. Stowers III
Co-Chairman of the Board

                                                                          -----
                                                                          1

Tax-Free Money Market - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                            ------------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                                       INCEPTION
                                 1 YEAR     5 YEARS(1)   10 YEARS(1)      DATE
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET            1.05%        2.55%        2.75%        7/31/84
--------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S
TAX-EXEMPT MONEY MARKET FUNDS    0.71%        2.25%        2.56%          --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(2)        9 of 128     7 of 105     11 of 77        --
--------------------------------------------------------------------------------

(1)  Fund returns and rankings would have been lower if management fees had not been waived from 8/1/97 to 7/31/98. Beginning on 8/1/98, management fees were phased in at a rate of 0.10% each month until 12/1/98.

(2)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
A-1+                                         62%                   65%
--------------------------------------------------------------------------------
A-1                                          38%                   35%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
1-30 days                                    91%                   82%
--------------------------------------------------------------------------------
31-90 days                                    --                    1%
--------------------------------------------------------------------------------
91-180 days                                   4%                    8%
--------------------------------------------------------------------------------
More than 180 days                            5%                    9%
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                      0.85%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                      0.86%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                     1.13%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                     1.18%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                     1.27%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                     1.31%
--------------------------------------------------------------------------------

*The tax brackets indicated are for federal taxes only.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

-----
    2

Tax-Free Money Market - Portfolio Commentary

By Alan Kruss, portfolio manager

PERFORMANCE SUMMARY

During the fiscal year ended May 31, 2003, Tax-Free Money Market outperformed the average return of 128 tax-exempt money market funds tracked by Lipper Inc.
The fund's one-year performance, as well as its five-year return as of May 31, ranked in the top 10% of its Lipper group, while the fund's 10-year return ranked in the top 15%  of its Lipper category (see the previous page for more performance information).

ECONOMIC & MARKET REVIEW

U.S. economic growth (as measured by real gross domestic product) decelerated significantly during the fiscal year, falling from a 4% annualized rate in the third quarter of 2002 to 1.4% in the fourth quarter of 2002 and the first quarter of 2003. Against that backdrop and with geopolitical tensions heightening between the U.S. and Iraq, the Federal Reserve (the Fed) cut its
federal funds rate target (the Fed's benchmark for overnight interest rates)
from 1.75% to 1.25% in early November in an attempt to stimulate the economy.

Municipal money market yields generally fell during the fiscal year, tracking the Fed's rate cut. For example, Tax-Free Money Market's 7-day current yield fell from 1.31% on May 31, 2002, to 0.85% on May 31, 2003.

PORTFOLIO STRATEGY

The portfolio's average weighted average maturity during the fiscal year was approximately 35 days; it started around 39 days and shortened to around 28. We also devoted a significant portion of the portfolio--more than 80%--to short-term floating-rate municipal notes, known as "floaters". Floaters (labeled
VRDNs in the portfolio's Schedule of Investments--see page 6) generally offered yields that were competitive with those of one-year municipal securities.

By the end of the fiscal year, floaters were offering higher yields than one-year notes. As a result, we increased Tax-Free Money Market's holdings of floaters to roughly 95% of the portfolio by May 31, 2003.

SUBSEQUENT EVENT

In June 2003, the Fed cut its federal funds rate target by another 25 basis points (0.25%--a basis point equals 0.01%) to 1%. In its statement accompanying the rate cut, the Fed indicated that, while the "upside and downside risks" to the economy were roughly equal, "an unwelcome substantial fall in inflation" was more likely than rising inflation.

As of June 30, 2003, Tax-Free Money Market's seven-day current yield (which is net of the fund's 0.51% annual expense ratio) was 0.68%. With almost 70 basis points of yield remaining,  even after the June rate cut, we expect to maintain a positive yield on Tax-Free Money Market unless there are significant further rate reductions in the future. Should that happen, American Century will examine all possible ways to maintain a fund yield that is competitive and positive, including the waiver of management fees.

                                                                          -----
                                                                          3

Tax-Free Money Market - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

ALABAMA -- 1.6%
--------------------------------------------------------------------------------
          $ 4,295  Brundidge Combined Utilities Rev.,
                   Series 2002 A, VRDN, 1.39%,
                   6/5/03 (LOC: SouthTrust Bank
                   N.A.)                                               $  4,295
--------------------------------------------------------------------------------
ARIZONA -- 1.3%
--------------------------------------------------------------------------------
            3,500  Pinal County Industrial
                   Development Auth. Rev., (S & T
                   Dairy LLC), VRDN, 1.45%, 6/5/03
                   (LOC: Wells Fargo Bank N.A.)                           3,500
--------------------------------------------------------------------------------
CALIFORNIA -- 13.8%
--------------------------------------------------------------------------------
           10,000  California Rev. Anticipation Notes,
                   Series 2002 G, Floater, 1.34%,
                   6/5/03, resets weekly off the
                   BMA plus 0.15%                                        10,000
--------------------------------------------------------------------------------
            3,000  California Rev. Anticipation Notes,
                   Floater, 1.32%, 6/5/03, resets
                   weekly off the 1-month LIBOR                           3,000
--------------------------------------------------------------------------------
            9,165  Roaring Fork Municipal Products
                   LLC Rev., VRDN, 1.59%, 6/5/03
                   (SBBPA: Bank of New York)
                   (Acquired 9/19/02, Cost $9,165)(1)                     9,165
--------------------------------------------------------------------------------
            2,500  San Bernardino County Housing
                   Auth. Rev., Series 1990 A,
                   (Highland Hills), 1.25%, 5/1/04
                   (Acquired 4/30/03, Cost $2,500)(1)                     2,500
--------------------------------------------------------------------------------
           12,351  San Bernardino County Housing
                   Auth. Rev., Series 2002 C, VRDN,
                   1.21%, 6/2/03, Final Maturity
                   9/1/03 (XLCA)                                         12,351
--------------------------------------------------------------------------------
                                                                         37,016
--------------------------------------------------------------------------------
COLORADO -- 6.0%
--------------------------------------------------------------------------------
            3,450  Arvada Water Enterprise Rev.,
                   VRDN, 1.30%, 6/2/03 (SBBPA:
                   Dexia Credit Local) (FSA)                              3,450
--------------------------------------------------------------------------------
            5,345  Arvada West Town Center
                   Improvement District GO, VRDN,
                   1.35%, 6/5/03 (LOC: KeyBank
                   N.A.)                                                  5,345
--------------------------------------------------------------------------------
            7,500  Colorado Housing & Finance Auth.
                   Rev., (Kroger Co.), VRDN, 1.34%,
                   6/5/03 (LOC: U.S. Bank Trust N.A.)                     7,500
--------------------------------------------------------------------------------
                                                                         16,295
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.3%
--------------------------------------------------------------------------------
            3,500  District of Columbia Rev.,
                   (Defenders of Wildlife), VRDN,
                   1.25%, 6/5/03 (LOC: Bank of
                   America NT & SA)                                       3,500
--------------------------------------------------------------------------------
FLORIDA -- 9.5%
--------------------------------------------------------------------------------
            1,200  Broward County Airport Exempt
                   Facility Rev., (Various LearJet Inc.
                   Projects), VRDN, 1.35%, 6/5/03
                   (LOC: Bank of America N.A.)                            1,200
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 2,170  Broward County Health Facilities
                   Auth. Rev., (John Knox Village),
                   VRDN, 1.35%, 6/2/03 (Radian
                   Asset Assurance Inc.) (SBBPA:
                   LaSalle Bank N.A.)                                  $  2,170
--------------------------------------------------------------------------------
            4,605  Florida Finance Agency Multifamily
                   Housing Rev., (Country Club),
                   VRDN, 1.34%, 6/5/03 (LOC:
                   Freddie Mac)                                           4,605
--------------------------------------------------------------------------------
            4,250  Florida Finance Agency Multifamily
                   Housing Rev., (Woodlands), VRDN,
                   1.30%, 6/4/03 (LOC: Northern
                   Trust Company)                                         4,250
--------------------------------------------------------------------------------
            4,990  Florida Housing Finance Agency,
                   VRDN, 1.39%, 6/5/03 (SBBPA:
                   Merrill Lynch Capital Services, Inc.)
                   (Acquired 2/3/03-2/10/03, Cost
                   $4,990)(1)                                             4,990
--------------------------------------------------------------------------------
            1,980  Harmony Community Development
                   District Rev., VRDN, 1.34%, 6/5/03
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.) (Acquired 1/14/03-
                   2/3/03, Cost $1,980)(1)                                1,980
--------------------------------------------------------------------------------
            2,700  Miami Health Facilities Auth. Rev.,
                   VRDN, 1.34%, 6/5/03 (SBBPA:
                   Westdeutsche Landesbank AG)                            2,700
--------------------------------------------------------------------------------
            3,750  Miami-Dade County Industrial
                   Development Auth. Rev., (Various
                   Gulliver Schools Projects),
                   VRDN,  1.25%, 6/5/03 (LOC: Bank of
                   America N.A.)                                          3,750
--------------------------------------------------------------------------------
                                                                         25,645
--------------------------------------------------------------------------------
GEORGIA -- 1.0%
--------------------------------------------------------------------------------
            2,725  Fulton County Development Auth.
                   Industrial Rev., VRDN, 1.40%,
                   6/15/03                                                2,725
--------------------------------------------------------------------------------
IDAHO -- 1.1%
--------------------------------------------------------------------------------
            3,000  Lincoln County Industrial
                   Development Corp. Rev., (Double A
                   Dairy), VRDN, 1.45%, 6/5/03 (LOC:
                   Bank of America N.A.)                                  3,000
--------------------------------------------------------------------------------
INDIANA -- 6.2%
--------------------------------------------------------------------------------
            2,800  Jasper County Rev., (Newberry
                   Farms LLC), VRDN, 1.45%, 6/5/03
                   (LOC: Bank of the West)                                2,800
--------------------------------------------------------------------------------
            1,700  Morgan County Rev., Series 2002 A,
                   VRDN, (Morgan Hospital & Medical
                   Center), 1.32%, 6/5/03 (LOC: Fifth
                   Third Bank)                                            1,700
--------------------------------------------------------------------------------
           12,330  Morgan County Rev., Series 2002 B,
                   VRDN, (Morgan Hospital & Medical
                   Center), 1.32%, 6/5/03 (LOC: Fifth
                   Third Bank)                                           12,330
--------------------------------------------------------------------------------
                                                                         16,830
--------------------------------------------------------------------------------
KENTUCKY -- 0.7%
--------------------------------------------------------------------------------
            1,000  Murray Industrial Building Rev.,
                   (Kroger Co.), VRDN, 1.34%, 6/5/03
                   (LOC: U.S. Bank N.A.)                                  1,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    4

Tax-Free Money Market - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,000  Winchester Industrial Building Rev.,
                   (Kroger Co.), VRDN, 1.34%, 6/5/03
                   (LOC: U.S. Bank N.A.)                               $  1,000
--------------------------------------------------------------------------------
                                                                          2,000
--------------------------------------------------------------------------------
LOUISIANA -- 1.0%
--------------------------------------------------------------------------------
            2,800  Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., (Trinity Episcopal School),
                   VRDN, 1.30%, 6/4/03 (LOC:
                   SunTrust Bank)                                         2,800
--------------------------------------------------------------------------------
MASSACHUSETTS -- 0.7%
--------------------------------------------------------------------------------
            2,000  Massachusetts Development
                   Finance Agency Rev., (Masonic
                   Nursing Home Inc.), VRDN,
                   1.31%,  6/4/03 (LOC: Citizens Bank of
                   Massachusetts)                                         2,000
--------------------------------------------------------------------------------
MINNESOTA -- 2.7%
--------------------------------------------------------------------------------
            7,440  Dakota County Community
                   Development Agency Rev.,
                   (Catholic Finance Corporation),
                   VRDN, 1.30%, 6/4/03 (LOC: U.S.
                   Bank N.A.)                                             7,440
--------------------------------------------------------------------------------
MISSOURI -- 2.7%
--------------------------------------------------------------------------------
            7,355  Kansas City Tax Allocation, Series
                   2003 A, (Chouteau I-35), VRDN,
                   1.39%, 6/5/03 (MBIA) (SBBPA:
                   JP Morgan Chase Bank)                                  7,355
--------------------------------------------------------------------------------
MULTI-STATE -- 8.0%
--------------------------------------------------------------------------------
           17,936  Koch Floating Rate Trust Rev.,
                   Series 2000-1, VRDN, 1.44%,
                   6/5/03 (AMBAC) (SBBPA: State
                   Street Bank & Trust Co.) (Acquired
                   5/2/00-5/16/03, Cost $17,936)(1)(2)                   17,936
--------------------------------------------------------------------------------
            3,723  Koch Floating Rate Trust Various
                   States Rev., Series 2001-1, VRDN,
                   1.44%, 6/5/03 (AMBAC) (SBBPA:
                   State Street Bank & Trust Co.)
                   (Acquired 11/4/02-12/30/02,
                   Cost $3,723)(1)                                        3,723
--------------------------------------------------------------------------------
                                                                         21,659
--------------------------------------------------------------------------------
NEVADA -- 1.4%
--------------------------------------------------------------------------------
            3,800  Clark County Economic
                   Development Rev., (Lutheran
                   Secondary School Association),
                   VRDN, 1.45%, 6/5/03 (LOC: Allied
                   Irish Banks plc)                                       3,800
--------------------------------------------------------------------------------
NEW YORK -- 3.8%
--------------------------------------------------------------------------------
            1,800  City of New York GO, Series
                   1992 B, VRDN, 1.30%, 6/2/03
                   (FGIC)                                                 1,800
--------------------------------------------------------------------------------
            8,500  New York State Thruway Auth.
                   Rev., Series 2003 A, 1.125%,
                   3/25/04                                                8,502
--------------------------------------------------------------------------------
                                                                         10,302
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------
OHIO -- 3.1%
--------------------------------------------------------------------------------
          $ 1,055  Clinton County Hospital Rev., (Ohio
                   Hospital Capital Inc.), VRDN,
                   1.26%, 6/4/03 (LOC: Fifth Third
                   Bank)                                               $  1,055
--------------------------------------------------------------------------------
            2,000  Clinton County Rev., Series
                   2003 A-1, (H B Magruder
                   Hospital), VRDN, 1.26%, 6/4/03
                   (LOC: Fifth Third Bank)                                2,000
--------------------------------------------------------------------------------
            5,300  Miami County Hospital Facilities
                   Rev., VRDN, 1.34%, 6/5/03
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.) (Acquired 3/25/02,
                   Cost $5,300)(1)                                        5,300
--------------------------------------------------------------------------------
                                                                          8,355
--------------------------------------------------------------------------------
OKLAHOMA -- 3.0%
--------------------------------------------------------------------------------
            5,000  Muskogee Medical Center Auth.
                   Rev., VRDN, 1.25%, 6/5/03 (LOC:
                   Bank of America N.A.)                                  5,000
--------------------------------------------------------------------------------
            3,000  Oklahoma Industries Auth. Rev.,
                   (American Cancer Society), VRDN,
                   1.25%, 6/5/03 (LOC: Bank of
                   America N.A.)                                          3,000
--------------------------------------------------------------------------------
                                                                          8,000
--------------------------------------------------------------------------------
OREGON -- 4.8%
--------------------------------------------------------------------------------
           13,100  Port of Portland Public Grain
                   Elevator Rev., (Columbia Grain Inc.
                   Project), VRDN, 1.40%, 6/5/03
                   (LOC: Wachovia Bank, N.A.)                            13,100
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 0.9%
--------------------------------------------------------------------------------
            2,500  South Carolina Jobs-Economic
                   Development Auth. Rev., (Carolina
                   Piedmont Foundation), VRDN,
                   1.25%, 6/5/03 (LOC: Bank of
                   America N.A.)                                          2,500
--------------------------------------------------------------------------------
TENNESSEE -- 8.2%
--------------------------------------------------------------------------------
            7,880  Bradley County Industrial
                   Development Board Rev., (Kroger
                   Co.), VRDN, 1.34%, 6/5/03 (LOC:
                   U.S. Bank N.A.)                                        7,880
--------------------------------------------------------------------------------
            4,995  Elizabethton Health & Educational
                   Facilities Board Rev., VRDN, 1.34%,
                   6/5/03 (SBBPA: Merrill Lynch
                   Capital Services, Inc.) (Acquired
                   3/5/01, Cost $4,995)(1)                                4,995
--------------------------------------------------------------------------------
            2,150  Knox County Industrial
                   Development Board Rev., (Kroger
                   Co.), VRDN, 1.34%, 6/5/03 (LOC:
                   U.S. Bank Trust N.A.)                                  2,150
--------------------------------------------------------------------------------
            2,500  Morristown Health Educational &
                   Housing Facilities Board Rev., (All
                   Saints Episcopal School), VRDN,
                   1.25%, 6/4/03 (LOC: SunTrust
                   Bank)                                                  2,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Tax-Free Money Market - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 4,800  Shelby County Health Educational
                   & Housing Facilities Board Rev.,
                   (Kings Daughter & Sons),
                   VRDN,  1.44%, 6/5/03 (LOC: AmSouth
                   Bank)(3)                                            $  4,800
--------------------------------------------------------------------------------
                                                                         22,325
--------------------------------------------------------------------------------
TEXAS -- 10.2%
--------------------------------------------------------------------------------
            5,500  Gulf Coast Industrial Development
                   Auth. Rev., (Petrounited Term Inc.),
                   VRDN, 1.35%, 6/5/03 (LOC: Bank
                   One Texas N.A.)                                        5,500
--------------------------------------------------------------------------------
            2,000  Pasadena Independent School
                   District GO, Series 2000 A, 1.35%,
                   4/1/04 (PSF) (SBBPA:
                   Westdeutsch Landesbank AG)                             2,000
--------------------------------------------------------------------------------
           10,000  Port Arthur Navigation District Rev.,
                   (Motiva Enterprises), VRDN, 1.45%,
                   6/4/03                                                10,000
--------------------------------------------------------------------------------
            9,955  Roaring Fork Municipal Products
                   LLC Rev., VRDN, 1.49%, 6/5/03
                   (SBBPA: Bank of New York)
                   (Acquired 9/19/02, Cost $9,955)(1)                     9,955
--------------------------------------------------------------------------------
                                                                         27,455
--------------------------------------------------------------------------------
VERMONT -- 0.7%
--------------------------------------------------------------------------------
            2,000  Vermont Industrial Development
                   Auth. Rev., (Central Public Service
                   Corp.), VRDN, 1.40%, 6/15/03
                   (LOC: Citizens Bank of
                   Massachusetts)                                         2,000
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------
VIRGINIA -- 1.3%
--------------------------------------------------------------------------------
          $ 3,500  Alexandria Redevelopment &
                   Housing Auth. Rev., VRDN, 1.34%,
                   6/5/03 (SBBPA: Merrill  Lynch
                   Capital Services, Inc.) (Acquired
                   7/2/02, Cost $3,500)(1)                             $  3,500
--------------------------------------------------------------------------------
WASHINGTON -- 1.3%
--------------------------------------------------------------------------------
            1,155  Pierce County Economic
                   Development Corporate Rev., (K &
                   M Holdings II), VRDN, 1.30%,
                   6/4/03 (LOC: Wells Fargo Bank,
                   N.A.) (Acquired 11/17/97, Cost
                   $1,155)(1)                                             1,155
--------------------------------------------------------------------------------
            2,500  Washington Housing Finance
                   Commission Nonprofit Rev.,
                   (YMCA Columbia/Willamette), VRDN,
                   1.25%, 6/5/03 (LOC: Wells Fargo
                   Bank, N.A.)                                            2,500
--------------------------------------------------------------------------------
                                                                          3,655
--------------------------------------------------------------------------------
WEST VIRGINIA -- 3.7%
--------------------------------------------------------------------------------
           10,000  West Virginia State Hospial Finance
                   Auth. Rev., Series 2002 B-1,
                   (University Hospital), VRDN,
                   1.39%,  6/4/03 (LOC: Branch Banking &
                   Trust)                                                10,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%                                  $271,052
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

BMA = Bond Market Association Municipal Swap Index

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

PSF = Permanent School Fund

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The  more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. If final maturity is indicated, the final maturity is used in calculating the weighted average portfolio maturity. Rate shown is effective May 31, 2003.

XLCA = XL Capital Assurance Corp.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2003, was $62,199 (in thousands), which represented 23.9% of net assets. Restricted securities considered illiquid represent 0.9% of net assets.

(2)  Security, or a portion thereof, has been segregated for a when-issued security.

(3)  When-issued security.

See Notes to Financial Statements.

-----
    6

Tax-Free Bond - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                                  ------------------------------------
                                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------------
                                                                              SINCE      INCEPTION
                                     1 YEAR        5 YEARS     10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------------------------
INVESTOR CLASS                        9.31%         6.14%        5.84%       6.07%         3/2/87
--------------------------------------------------------------------------------------------------
LEHMAN MUNICIPAL
5-YEAR GO INDEX                       8.72%         6.10%        5.82%       6.26%(1)        --
--------------------------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S
INTERMEDIATE MUNICIPAL DEBT FUNDS     8.86%         5.44%        5.62%       6.26%(2)        --
--------------------------------------------------------------------------------------------------
Fund's Lipper Ranking(3)            50 of 135     10 of 97     14 of 43     8 of 12(2)       --
--------------------------------------------------------------------------------------------------
Institutional Class                    --            --           --         3.14%(4)      4/15/03
--------------------------------------------------------------------------------------------------

(1)  Since 2/28/87, the date nearest the Investor Class's inception for which data are available.

(2)  Since 3/31/87, the date nearest the Investor Class's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(4)  Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
-----------------------------------------------------------------------------------------------------------------------
                       1994      1995      1996      1997      1998      1999      2000       2001      2002      2003
-----------------------------------------------------------------------------------------------------------------------
Investor Class         2.72%     7.04%     4.12%     6.29%     7.60%     4.07%     0.44%     10.77%     6.45%     9.31%
-----------------------------------------------------------------------------------------------------------------------
Lehman Municipal
5-Year GO Index        3.10%     6.89%     4.74%     6.08%     6.95%     4.90%     0.65%     10.17%     6.33%     8.72%
-----------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          7

Tax-Free Bond - Portfolio Commentary

By Kenneth Salinger, portfolio manager

PERFORMANCE SUMMARY

Tax-Free Bond performed well in both absolute and comparative terms for the fiscal year ended May 31, 2003. The fund's 9.31% one-year return was well above its 6.07% historical annual average return since inception.* It also outpaced the 8.86% average return of 135 Intermediate Municipal Debt Funds tracked by
Lipper Inc. and the 8.72% return of the Lehman Brothers Municipal 5-Year General
Obligation Index.

Tax-Free Bond's five- and 10-year returns for periods ended May 31, 2003, were even better compared with its Lipper peers, earning the fund top 11% and 33%
rankings respectively.

ECONOMIC & MARKET BACKDROP

U.S. economic growth (as measured by real gross domestic product) decelerated significantly during the fiscal year, falling from a 4% annualized rate in the third quarter of 2002 to 1.4% in the fourth quarter of 2002 and the first quarter of 2003. Against that backdrop and with geopolitical tensions heightening between the U.S. and Iraq, the Federal Reserve (the Fed) cut its
federal funds rate target (the Fed's benchmark for overnight interest rates)
from 1.75% to 1.25% in early November in an attempt to stimulate the economy.

But despite the Fed's and the Bush administration's efforts to stimulate growth, the U.S. economy couldn't muster much momentum in the first quarter of 2003 as the nation's attention and resources were diverted by the  war with Iraq.

The economy's struggles were reflected in the labor market, with the U.S.
unemployment rate rising to 6.1% in May. On the bright side, inflation remained well under control: the consumer price index for all urban consumers rose just
2.1% during the year ended May 31.

Municipal bonds generally fared well in that environment, with longer maturities typically posting the biggest gains.

YIELDS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         2.35%
--------------------------------------------------------------------------------
Institutional Class                                    2.52%
--------------------------------------------------------------------------------
   INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.0% Tax Bracket                                      3.13%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                      3.26%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                      3.51%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                      3.62%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                                         3.52%
--------------------------------------------------------------------------------
Institutional Class                                    3.72%
--------------------------------------------------------------------------------
(1)  The tax brackets indicated are for federal taxes only.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

-----
    8

Tax-Free Bond - Portfolio Commentary

PORTFOLIO STRATEGY

We worked to decrease the price volatility of Tax-Free Bond's portfolio during the last six months of the fiscal year, reducing its duration (a measurement of bond price sensitivity to interest rate changes) from 5.4 years at the end of
November to 4.8 years at the end  of May.

Tax-Free Bond's portfolio remained concentrated in bonds with AAA or AA ratings.
But we also picked up some bonds with A or lower ratings over the last six months. So holdings of AAA and AA bonds as a group decreased slightly between
November and the end of May, but still represented the vast majority of the portfolio's credit-quality exposure.

We also modified the fund's bond maturity structure. One of the biggest shifts over the last six months was an increase in holdings of municipal bonds with durations of two to six years. At the end of November, bonds with those durations represented around 17% of the portfolio. By the end of May, we had increased that allotment to approximately 26%. Overall, we decreased  the portfolio's holdings of bonds with durations of two years or less and those with durations of six to nine years to help accomplish that shift.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
AAA                                          76%                   73%
--------------------------------------------------------------------------------
AA                                           10%                   16%
--------------------------------------------------------------------------------
A                                            10%                    9%
--------------------------------------------------------------------------------
BBB                                           4%                    2%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

We adjusted Tax-Free Bond's state holdings as well, something we try to do when we see relatively higher yields/ lower prices in particular markets as a result of higher issuance (increased supply) or other factors. In particular, we increased the portfolio's relative exposure to bonds from Arizona and Illinois, while decreasing exposure to Texas, New York, California, and Washington.

TOP FIVE STATES
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
New York                                    9.7%                 13.2%
--------------------------------------------------------------------------------
California                                  9.7%                 11.4%
--------------------------------------------------------------------------------
Arizona                                     9.0%                  6.7%
--------------------------------------------------------------------------------
Washington                                  8.9%                  9.7%
--------------------------------------------------------------------------------
Texas                                       5.5%                  9.2%
--------------------------------------------------------------------------------

                                                                          -----
                                                                          9

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 94.3%

ALABAMA -- 2.7%
--------------------------------------------------------------------------------
          $ 3,365  Alabama 21st Century Auth.
                   Tobacco Settlement Rev., 5.25%,
                   12/1/09                                             $  3,353
--------------------------------------------------------------------------------
            3,910  Alabama 21st Century Auth.
                   Tobacco Settlement Rev., 5.50%,
                   12/1/10                                                3,880
--------------------------------------------------------------------------------
            1,000  Alabama Board of Education Rev.,
                   (Shelton State Community College),
                   6.00%, 10/1/04,
                   Prerefunded at
                   102% of Par (MBIA)(3)                                  1,085
--------------------------------------------------------------------------------
              865  Alabama Water Pollution Control
                   Auth. Rev., 5.75%, 8/15/18
                   (AMBAC)                                                1,003
--------------------------------------------------------------------------------
            1,000  East Central Industrial Development
                   Auth. Rev., 5.25%, 9/1/13 (AMBAC)                      1,129
--------------------------------------------------------------------------------
            1,875  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/20 (MBIA)                       2,172
--------------------------------------------------------------------------------
            1,435  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/22 (MBIA)                       1,647
--------------------------------------------------------------------------------
            1,250  Huntsville Health Care Auth. Rev.,
                   Series 2002 A, 3.80%, 6/1/06
                   (MBIA)                                                 1,323
--------------------------------------------------------------------------------
            1,500  Montgomery Waterworks &
                   Sanitary Sewer Board Rev., Series
                   2002 A, 5.00%, 9/1/04 (AMBAC)                          1,573
--------------------------------------------------------------------------------
                                                                         17,165
--------------------------------------------------------------------------------
ALASKA -- 0.4%
--------------------------------------------------------------------------------
            1,670  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/04 (FSA)                                    1,750
--------------------------------------------------------------------------------
            1,000  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/05 (FSA)                                    1,088
--------------------------------------------------------------------------------
                                                                          2,838
--------------------------------------------------------------------------------
ARIZONA -- 8.7%
--------------------------------------------------------------------------------
            2,000  Arizona School Facilities Board
                   Rev., (State School Improvement),
                   5.25%, 7/1/20                                          2,227
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth.
                   Rev., (Baseball Training Facilities),
                   5.00%, 7/1/11                                          1,086
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth.
                   Rev., (Baseball Training Facilities),
                   5.00%, 7/1/12                                          1,085
--------------------------------------------------------------------------------
            3,225  Arizona Tourism & Sports Auth.
                   Rev., Series 2003 A, (Multipurpose
                   Stadium Facilities), 5.375%,
                   7/1/23 (MBIA)                                          3,583
--------------------------------------------------------------------------------
            1,500  Arizona Transportation Board
                   Highway Rev., Series 2002 B,
                   5.25%, 7/1/19                                          1,675
--------------------------------------------------------------------------------
            2,000  Arizona Transportation Board
                   Highway Rev., Series 2002 B,
                   5.25%, 7/1/20                                          2,217
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,000  Arizona Transportation Board
                   Highway Rev., Series 2003 A,
                   5.00%, 7/1/21                                       $  1,083
--------------------------------------------------------------------------------
            2,925  Chandler Water & Sewer Rev.,
                   4.50%, 7/1/06 (FSA)                                    3,191
--------------------------------------------------------------------------------
            2,130  Energy Management Services LLC
                   Rev., (Arizona State University -
                   Main Campus), 4.50%, 7/1/12
                   (MBIA)                                                 2,369
--------------------------------------------------------------------------------
            1,640  Glendale Water & Sewer Rev.,
                   4.80%, 7/1/03 (FGIC)                                   1,645
--------------------------------------------------------------------------------
            1,000  Glendale Water & Sewer Rev.,
                   5.00%, 7/1/06 (FGIC)                                   1,106
--------------------------------------------------------------------------------
            4,000  Maricopa County Community
                   College District GO, Series 1997 B,
                   5.00%, 7/1/12                                          4,409
--------------------------------------------------------------------------------
            1,155  Maricopa County Unified School
                   District No. 41 GO, (Gilbert),
                   5.75%, 7/1/11 (FSA)                                    1,389
--------------------------------------------------------------------------------
            1,000  Maricopa County Unified School
                   District No. 48 GO, (Scottsdale),
                   4.00%, 7/1/03 (FSA)                                    1,003
--------------------------------------------------------------------------------
            1,950  Maricopa County Unified School
                   District No. 80 GO, Series 2003 A,
                   (Chandler), (Project of 2002),
                   5.00%, 7/1/17 (FSA)                                    2,180
--------------------------------------------------------------------------------
            2,415  Maricopa County Unified School
                   District No. 90 GO, Series 2003 A,
                   (Saddle Mountain), 5.25%, 7/1/11                       2,686
--------------------------------------------------------------------------------
            2,000  Maricopa County Unified School
                   District No. 90 GO, Series 2003 A,
                   (Saddle Mountain), 5.25%, 7/1/12                       2,227
--------------------------------------------------------------------------------
            4,850  Maricopa County Unified School
                   District No. 97 GO, Series 2003 B,
                   (Deer Valley), (School
                   Improvement), 3.75%, 7/1/12
                   (MBIA)                                                 5,112
--------------------------------------------------------------------------------
            1,800  Mesa GO, Series 2002 A, 3.95%,
                   7/1/14 (FGIC)                                          1,878
--------------------------------------------------------------------------------
            1,000  Mohave County Community College
                   District Rev., (State Board of
                   Directors), 6.00%, 3/1/20 (MBIA)                       1,169
--------------------------------------------------------------------------------
            2,000  Phoenix Civic Improvement Corp.
                   Rev., Series 2003 A, 5.00%, 7/1/21
                   (MBIA)                                                 2,162
--------------------------------------------------------------------------------
            2,000  Pima County Unified School
                   District No. 1 GO, Series 1993 E,
                   (Tucson), 5.25%, 7/1/08 (FGIC)                         2,105
--------------------------------------------------------------------------------
            1,200  Pima County Unified School
                   District No. 40 Rev., Series 2002 A,
                   (Indian Oasis-Baboquivari), 4.60%,
                   7/1/13 (MBIA)                                          1,332
--------------------------------------------------------------------------------
            1,500  Salt River Project Agricultural
                   Improvement and Power District
                   Electrical System Rev., Series
                   2001 A, 5.00%, 1/1/05                                  1,591
--------------------------------------------------------------------------------
              705  South Tucson Municipal Property
                   Corp. Rev., 5.25%, 6/1/18                                725
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   10

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 3,085  South Tucson Municipal Property
                   Corp. Rev., 5.50%, 6/1/24                          $   3,176
--------------------------------------------------------------------------------
                                                                         54,411
--------------------------------------------------------------------------------
ARKANSAS -- 0.9%
--------------------------------------------------------------------------------
            2,000  Fort Smith Sales and Use Tax,
                   Series 2001 A, 4.375%, 12/1/11                         2,209
--------------------------------------------------------------------------------
            1,250  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 A,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/03                                         1,263
--------------------------------------------------------------------------------
            1,300  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 A,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/04                                         1,338
--------------------------------------------------------------------------------
              905  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 B,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/04                                           932
--------------------------------------------------------------------------------
                                                                          5,742
--------------------------------------------------------------------------------
CALIFORNIA -- 8.4%
--------------------------------------------------------------------------------
            1,405  Aromas-San Juan Unified School
                   District GO, Series 2002 A, 5.62%,
                   8/1/25 (FGIC)(1)                                         481
--------------------------------------------------------------------------------
            1,545  Aromas-San Juan Unified School
                   District GO, Series 2002 A, 5.64%,
                   7/1/27 (FGIC)(1)                                         477
--------------------------------------------------------------------------------
            2,245  Calaveras Unified School District
                   GO, 5.88%, 8/1/26 (FSA)(1)                               727
--------------------------------------------------------------------------------
            2,875  Calaveras Unified School District
                   GO, 5.89%, 5/1/27 (FSA)(1)                               897
--------------------------------------------------------------------------------
           11,375  California Public Works Board
                   Lease Rev., (Department of
                   General Services - Capital East
                   End - A), 5.00%, 12/1/12
                   (AMBAC)(2)                                            13,128
--------------------------------------------------------------------------------
            1,000  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Various California State
                   University
                   Projects), 6.20%, 10/1/08                              1,076
--------------------------------------------------------------------------------
            1,100  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Various University of California
                   Projects), 6.15%, 11/1/04                              1,193
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. Rev., Series
                   2002 E, (Kaiser Permanente),
                   4.70%, 6/1/09                                          1,081
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/31 (AMBAC)(1)                                398
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/32 (AMBAC)(1)                                377
--------------------------------------------------------------------------------
            1,355  Clovis Unified School District GO,
                   Series 2002 B, (Election 2001),
                   5.16%, 8/1/23 (FGIC)(1)                                  520
--------------------------------------------------------------------------------
            3,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%, 7/1/29
                   (AMBAC)                                                3,307
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,500  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation, Series 1993 H, (Bunker
                   Hill), 6.50%, 12/1/14 (FSA)                         $  1,568
--------------------------------------------------------------------------------
            2,045  Los Angeles Department of Water
                   & Power Rev., Series 2003 B,
                   4.00%, 7/1/15 (MBIA)                                   2,127
--------------------------------------------------------------------------------
            2,000  Los Angeles Unified School District
                   GO, Series 2003 A, 5.00%, 7/1/13
                   (MBIA)                                                 2,326
--------------------------------------------------------------------------------
            1,245  Palmdale Civic Auth. Rev., Series
                   2003 A, (Redevelopment Project
                   No. 1), 5.00%, 7/1/22 (MBIA)                           1,345
--------------------------------------------------------------------------------
            2,070  Pleasant Valley School District
                   Ventura County GO, Series 2002 A,
                   5.85%, 2/1/24 (MBIA)                                   2,560
--------------------------------------------------------------------------------
            5,000  Riverside County Asset Leasing
                   Corp. Rev., Series 2003 A,
                   (Hospital), 3.00%, 6/1/08 (MBIA)                       5,171
--------------------------------------------------------------------------------
              825  Rocklin Unified School District
                   Community Facilities Special Tax,
                   (Capital Appreciation #1), 6.10%,
                   9/1/24 (AMBAC)(1)                                        298
--------------------------------------------------------------------------------
            5,610  Rocklin Unified School District GO,
                   5.64%, 8/1/23 (FGIC)(1)                                2,153
--------------------------------------------------------------------------------
            2,145  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   5.50%, 7/1/15 (MBIA)                                   2,455
--------------------------------------------------------------------------------
            1,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/20 (MBIA)                                   1,156
--------------------------------------------------------------------------------
            2,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/31 (MBIA)                                   2,259
--------------------------------------------------------------------------------
            1,000  San Mateo Union High School
                   District GO, Series 2002 B,
                   (Election of 2000), 5.68%, 9/1/25
                   (FGIC)(1)                                                341
--------------------------------------------------------------------------------
            5,435  University of California Rev., Series
                   2002 O, (Multiple Purpose
                   Projects), 4.50%, 9/1/15 (FGIC)                        5,825
--------------------------------------------------------------------------------
                                                                         53,246
--------------------------------------------------------------------------------
COLORADO -- 3.0%
--------------------------------------------------------------------------------
            1,100  Arapahoe County Water &
                   Wastewater Public Improvement
                   District GO, Series 2002 B, 5.75%,
                   12/1/17 (MBIA)                                         1,308
--------------------------------------------------------------------------------
              500  Colorado Water Resources & Power
                   Development Auth. Clean Water
                   Rev., Series 2000 A, 6.25%, 9/1/16                       602
--------------------------------------------------------------------------------
            1,615  Denver City & County Excise Rev.,
                   Series 2001 A, (Convention Center),
                   4.25%, 9/1/03 (FSA)                                    1,628
--------------------------------------------------------------------------------
            2,835  Douglas County School District
                   No. RE-1 GO, (Douglas & Elbert
                   Counties Building), Series 2002 B,
                   5.75%, 12/15/17 (FSA/State Aid
                   Withholding)                                           3,375
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          11

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,990  Superior Metropolitan District No. 1
                   Water & Sewer Rev., Series 2000 A,
                   (Refunding & Improvement),
                   5.45%, 12/1/04 (LOC: Banque
                   Nationale de Paris SA)                              $  2,081
--------------------------------------------------------------------------------
            3,955  Superior Metropolitan District No. 1
                   Water & Sewer Rev., Series 2000 B,
                   5.45%, 12/1/20 (LOC: Allied Irish
                   Bank plc)                                              4,135
--------------------------------------------------------------------------------
            5,000  University of Colorado Regents
                   COP, 6.00%, 12/1/22 (MBIA-IBC)                         5,931
--------------------------------------------------------------------------------
                                                                         19,060
--------------------------------------------------------------------------------
CONNECTICUT -- 1.2%
--------------------------------------------------------------------------------
            1,880  Connecticut Development Auth.
                   Rev., Series 1994 A, 6.375%,
                   10/15/24                                               2,039
--------------------------------------------------------------------------------
            3,000  Connecticut State Health &
                   Educational Facilities Auth. Rev.,
                   Series 2003 E, (Connecticut State
                   University System), 4.00%,
                   11/1/08 (FGIC)                                         3,286
--------------------------------------------------------------------------------
            2,215  New Haven Air Rights Package
                   Facility Rev., 5.00%, 12/1/10
                   (AMBAC)                                                2,549
--------------------------------------------------------------------------------
                                                                          7,874
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.4%
--------------------------------------------------------------------------------
            1,385  District of Columbia GO, Series
                   1999 B, 5.50%, 6/1/09 (FSA)                            1,614
--------------------------------------------------------------------------------
            1,155  District of Columbia Rev., (Gonzaga
                   College High School), 5.20%,
                   7/1/12 (FSA)                                           1,307
--------------------------------------------------------------------------------
            6,415  District of Columbia Tobacco
                   Settlement Financing Corporation
                   Rev., 6.25%, 5/15/24                                   6,103
--------------------------------------------------------------------------------
                                                                          9,024
--------------------------------------------------------------------------------
FLORIDA -- 1.2%
--------------------------------------------------------------------------------
            1,000  Florida Turnpike Auth. Rev., Series
                   1993 A, (Department of
                   Transportation), 5.00%, 7/1/16,
                   Prerefunded at 101% of Par
                   (FGIC)(3)                                              1,013
--------------------------------------------------------------------------------
            1,465  Martin County Health Facilities
                   Auth. Rev., Series 2002 A, (Martin
                   Memorial Medical Center), 3.60%,
                   11/15/05                                               1,508
--------------------------------------------------------------------------------
            1,500  Martin County Health Facilities
                   Auth. Rev., Series 2002 A, (Martin
                   Memorial Medical Center), 4.00%,
                   11/15/06                                               1,567
--------------------------------------------------------------------------------
            1,000  Orlando Utilities Commission Water
                   & Electric Rev., Series 1989 D,
                   6.75%, 10/1/17                                         1,311
--------------------------------------------------------------------------------
            1,920  Port St. Lucie Rev., 5.00%, 9/1/21
                   (MBIA)                                                 2,093
--------------------------------------------------------------------------------
                                                                          7,492
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------
GEORGIA -- 0.8%
-------------------------------------------------------------------------------
         $    255  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/09 (MBIA-IBC)(3)                                $    311
--------------------------------------------------------------------------------
              635  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)                                        775
--------------------------------------------------------------------------------
              110  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)(3)                                     137
--------------------------------------------------------------------------------
            1,510  La Grange Water & Sewer Rev.,
                   2.60%, 1/1/05 (AMBAC)                                  1,544
--------------------------------------------------------------------------------
            2,030  La Grange Water & Sewer Rev.,
                   3.00%, 1/1/06 (AMBAC)                                  2,111
--------------------------------------------------------------------------------
                                                                          4,878
--------------------------------------------------------------------------------
HAWAII -- 0.1%
--------------------------------------------------------------------------------
              500  Maui County GO, Series 2000 A,
                   6.50%, 3/1/10 Prerefunded at
                   101% of Par (FGIC)(3)                                    624
--------------------------------------------------------------------------------
IDAHO -- 0.2%
--------------------------------------------------------------------------------
            1,325  Blaine County School District
                   No. 61 GO, (Hailey), 5.00%,
                   7/30/10 (School Board Guarantee)                       1,520
--------------------------------------------------------------------------------
ILLINOIS -- 4.4%
--------------------------------------------------------------------------------
            1,400  Chicago GO, (Equipment Notes),
                   5.60%, 1/1/05 (AMBAC)                                  1,497
--------------------------------------------------------------------------------
            1,300  Chicago O'Hare International
                   Airport Rev., Series 1993 A, (Senior
                   Lien), 4.80%, 1/1/05                                   1,348
--------------------------------------------------------------------------------
            4,000  Chicago O'Hare International
                   Airport Rev., Series 1993 A, (Senior
                   Lien), 5.00%, 1/1/12 (MBIA-IBC)                        4,496
--------------------------------------------------------------------------------
            1,000  Du Page Airport Auth. Rev.,
                   Series 2002 A, 3.00%, 2/1/04
                   (FGIC)                                                 1,013
--------------------------------------------------------------------------------
            2,170  Du Page Airport Auth. Rev., Series
                   2002 A, 3.00%, 2/1/06 (FGIC)                           2,254
--------------------------------------------------------------------------------
            2,000  Illinois Dedicated Tax Rev., (Civic
                   Center), 6.25%, 12/15/20 (AMBAC)                       2,540
--------------------------------------------------------------------------------
              595  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.00%, 5/15/08                              647
--------------------------------------------------------------------------------
              655  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.125%, 5/15/10                             713
--------------------------------------------------------------------------------
              400  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.75%, 5/15/16                              437
--------------------------------------------------------------------------------
            1,140  Illinois Health Facilities Auth. Rev.,
                   Series 1992 C, (Evangelical
                   Hospital), 6.75%, 4/15/12(3)                           1,426
--------------------------------------------------------------------------------
            1,100  Illinois Health Facilities Auth. Rev.,
                   Series 2002 A, (Lake Forest
                   Hospital), 5.00%, 7/1/05                               1,170
--------------------------------------------------------------------------------
            1,000  Illinois Regional Transportation
                   Auth. Rev., Series 1990 A, 7.20%,
                   11/1/20 (AMBAC)                                        1,403
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   12

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 2,000  Illinois State University Rev.,
                   (Auxiliary Facilities System),
                   5.00%, 4/1/13 (FSA)                                 $  2,302
--------------------------------------------------------------------------------
            2,000  Metropolitan Pier & Exposition
                   Auth. Rev., 5.375%, 6/1/13 (FGIC)                      2,366
--------------------------------------------------------------------------------
            1,105  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/17
                   (MBIA)                                                 1,331
--------------------------------------------------------------------------------
            1,220  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/18
                   (MBIA)                                                 1,464
--------------------------------------------------------------------------------
            1,000  University of Illinois COP, (Utility
                   Infrastructure), 5.75%, 8/15/08
                   (MBIA)                                                 1,168
--------------------------------------------------------------------------------
                                                                         27,575
--------------------------------------------------------------------------------
INDIANA -- 2.0%
--------------------------------------------------------------------------------
            1,010  Hamilton County Public Building
                   Corp. Rev., (First Mortgage),
                   3.50%, 1/20/04 (AMBAC)                                 1,026
--------------------------------------------------------------------------------
            1,005  Hamilton County Public Building
                   Corp. Rev., (First Mortgage),
                   4.00%, 1/20/05 (AMBAC)                                 1,051
--------------------------------------------------------------------------------
            1,900  Indiana Health Facilities Financing
                   Auth. Hospital Rev., (Holy Cross
                   Health System Corp.), 5.375%,
                   12/2/12 (MBIA)                                         2,118
--------------------------------------------------------------------------------
            1,000  Indiana Municipal Power Agency
                   Rev., Series 2003 B, 4.00%,
                   1/1/05 (MBIA)                                          1,044
--------------------------------------------------------------------------------
              220  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A, 7.25%,
                   6/1/15(3)                                                283
--------------------------------------------------------------------------------
              780  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A, 7.25%,
                   6/1/15                                                 1,040
--------------------------------------------------------------------------------
            1,000  Ivy Technical State College Student
                   Fee Rev., Series 2002 G, 3.00%,
                   7/1/03 (AMBAC)                                         1,002
--------------------------------------------------------------------------------
            1,500  Mount Vernon of Hancock County
                   Multi-School Building Corp. Rev.,
                   Series 2001 B, (First Mortgage),
                   5.75%, 7/15/15 (AMBAC)                                 1,775
--------------------------------------------------------------------------------
            1,650  Valparaiso Middle Schools Building
                   Corp. Rev., (First Mortgage),
                   5.75%, 7/15/11, Prerefunded at
                   100% of Par (FGIC)(3)                                  1,997
--------------------------------------------------------------------------------
            1,000  Zionsville Community Schools
                   Building Corp. Rev., (First
                   Mortgage), 5.75%, 7/15/15
                   (FGIC/State Aid Withholding)                           1,173
--------------------------------------------------------------------------------
                                                                         12,509
--------------------------------------------------------------------------------
KANSAS -- 0.6%
--------------------------------------------------------------------------------
              325  Kansas City Utility System Rev.,
                   6.375%, 9/1/04, Prerefunded at
                   102% of Par (FGIC)(3)                                    353
--------------------------------------------------------------------------------
              675  Kansas City Utility System Rev.,
                   6.375%, 9/1/23 (FGIC)                                    729
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,280  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.25%, 11/15/13                    $  1,422
--------------------------------------------------------------------------------
            1,195  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.50%, 11/15/16                       1,316
--------------------------------------------------------------------------------
                                                                          3,820
--------------------------------------------------------------------------------
LOUISIANA -- 1.0%
--------------------------------------------------------------------------------
            2,000  Louisiana Public Facilities Auth.
                   Rev., (University Hospital Facilities),
                   3.00%, 10/15/04 (FGIC)                                 2,050
--------------------------------------------------------------------------------
            3,800  Louisiana Public Facilities Auth.
                   Rev., (University Hospital Facilities),
                   3.00%, 10/15/05 (FGIC)                                 3,951
--------------------------------------------------------------------------------
                                                                          6,001
--------------------------------------------------------------------------------
MASSACHUSETTS -- 3.5%
--------------------------------------------------------------------------------
            2,000  Massachusetts GO, Series 2002 E,
                   (Consolidated Loan), 5.00%,
                   1/1/05                                                 2,116
--------------------------------------------------------------------------------
            5,000  Massachusetts GO, Series 2003 C,
                   5.00%, 12/1/06 (XLCA)                                  5,571
--------------------------------------------------------------------------------
           10,000  Massachusetts GO, Series 2003 C,
                   5.00%, 12/1/07 (XLCA)                                 11,281
--------------------------------------------------------------------------------
            1,000  Massachusetts Health &
                   Educational Facilities Auth. Rev.,
                   Series 1992 F, 6.25%, 7/1/12
                   (AMBAC)                                                1,209
--------------------------------------------------------------------------------
            1,690  Massachusetts Housing Finance
                   Agency Rev., Series 1993 H, 6.75%,
                   11/15/12 (FNMA)                                        1,744
--------------------------------------------------------------------------------
                                                                         21,921
--------------------------------------------------------------------------------
MICHIGAN -- 2.3%
--------------------------------------------------------------------------------
            1,485  Grand Valley State University Rev.,
                   5.75%, 12/1/15 (FGIC)                                  1,748
--------------------------------------------------------------------------------
            1,000  Michigan Hospital Finance Auth.
                   Rev., Series 1999 A, (Ascension
                   Health Credit), 5.25%, 11/15/05
                   (MBIA)                                                 1,089
--------------------------------------------------------------------------------
            2,440  Michigan State Building Auth. Rev.,
                   (State Police Communications
                   System), 2.50%, 10/1/05                                2,511
--------------------------------------------------------------------------------
            2,010  Wayne Charter County Airport Rev.,
                   Series 2002 C, 5.00%, 12/1/11
                   (FGIC)                                                 2,300
--------------------------------------------------------------------------------
            1,205  Wayne Charter County Airport Rev.,
                   Series 2002 C, 5.00%, 12/1/12
                   (FGIC)                                                 1,382
--------------------------------------------------------------------------------
            2,215  Wayne Charter County Airport Rev.,
                   Series 2002 C, 5.375%, 12/1/13
                   (FGIC)                                                 2,589
--------------------------------------------------------------------------------
            2,335  Wayne Charter County Airport Rev.,
                   Series 2002 C, 5.375%, 12/1/14
                   (FGIC)                                                 2,716
--------------------------------------------------------------------------------
                                                                         14,335
--------------------------------------------------------------------------------
MINNESOTA -- 0.5%
--------------------------------------------------------------------------------
            2,325  Minneapolis Health Care Systems
                   Rev., Series 2002 B, (Fairview
                   Health Services), 4.00%, 5/15/04
                   (MBIA)                                                 2,389
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          13

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,000  Minnesota Housing Finance Agency
                   Rev., Series 2000 C, (Residential
                   Housing Finance), 3.00%, 7/1/21
                   (GO of Agency)                                      $  1,014
--------------------------------------------------------------------------------
                                                                          3,403
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.2%
--------------------------------------------------------------------------------
            1,510  Walnut Grove Correctional Auth.
                   COP, 5.25%, 11/1/03 (AMBAC)                            1,536
--------------------------------------------------------------------------------
MISSOURI -- 2.2%
--------------------------------------------------------------------------------
            1,145  Jackson County Public Building
                   Corp. Rev., Series 2000 A, 6.00%,
                   11/1/18                                                1,269
--------------------------------------------------------------------------------
            1,775  Missouri Development Finance
                   Board Rev., Series 2000 A,
                  (Midtown Redevelopment), 5.75%,
                   4/1/22 (MBIA)                                          2,040
--------------------------------------------------------------------------------
            3,000  Missouri Health & Educational
                   Facilities Auth. Rev., Series 1998 A,
                   (Park Lane Medical Center), 5.60%,
                   1/1/15 (MBIA)                                          3,543
--------------------------------------------------------------------------------
            2,475  Springfield COP, (Greene County
                   Park), 3.00%, 12/1/03                                  2,497
--------------------------------------------------------------------------------
            3,210  Springfield COP, (Greene County
                   Park), 3.50%, 12/1/04                                  3,311
--------------------------------------------------------------------------------
            1,000  St. Louis Airport Rev., 6.00%,
                   7/1/03, Prerefunded at 101% of
                   Par(3)                                                 1,014
--------------------------------------------------------------------------------
                                                                         13,674
--------------------------------------------------------------------------------
NEBRASKA -- 0.8%
--------------------------------------------------------------------------------
            5,000  Nebraska Public Power District
                   Rev., 3.50%, 12/1/03                                   5,059
--------------------------------------------------------------------------------
NEVADA -- 0.9%
--------------------------------------------------------------------------------
            1,000  Clark County Airport Rev., Series
                   1998 A, (Sub Lien), 5.00%, 7/1/03
                   (MBIA)                                                 1,003
--------------------------------------------------------------------------------
            1,000  Clark County School District GO,
                   Series 1997 B, (Building &
                   Renovation), 5.25%, 6/15/17
                   (FGIC)                                                 1,116
--------------------------------------------------------------------------------
            1,550  Reno Sales and Room Tax Rev.,
                   (Transportation Project), (Senior
                   Lien), 5.50%, 6/1/19 (AMBAC)                           1,758
--------------------------------------------------------------------------------
            1,865  Reno Sales and Room Tax Rev.,
                   (Transportation Project), (Senior
                   Lien), 5.50%, 6/1/20 (AMBAC)                           2,107
--------------------------------------------------------------------------------
                                                                          5,984
--------------------------------------------------------------------------------
NEW JERSEY -- 2.9%
--------------------------------------------------------------------------------
            4,680  New Jersey Transit Corporation
                   COP, 4.00%, 10/1/11 (FSA)                              5,030
--------------------------------------------------------------------------------
            4,335  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/12 (FSA)                              4,994
--------------------------------------------------------------------------------
            5,595  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/13 (FSA)                              6,464
--------------------------------------------------------------------------------
            1,855  Tobaco Settlement Financing Corp.
                   Rev., 4.375%, 6/1/19                                   1,765
--------------------------------------------------------------------------------
                                                                         18,253
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------
NEW MEXICO -- 0.3%
-------------------------------------------------------------------------------
          $ 1,415  San Juan County Gross Receipts
                   Tax Rev., Series 2001 A, 5.75%,
                   9/15/21 (AMBAC)                                    $   1,620
--------------------------------------------------------------------------------
NEW YORK -- 7.9%
--------------------------------------------------------------------------------
            1,000  City of New York GO, Series
                   1996 F, 5.75%, 2/1/04                                  1,029
--------------------------------------------------------------------------------
            2,100  City of New York GO, Series
                   2002 B, 5.00%, 8/1/04                                  2,186
--------------------------------------------------------------------------------
            2,975  City of New York GO, Series
                   2002 B, 5.25%, 8/1/09 (CIFG)                           3,421
--------------------------------------------------------------------------------
            2,885  City of New York GO, Series
                   2002 C, 5.25%, 8/1/09 (CIFG)                           3,318
--------------------------------------------------------------------------------
            4,000  City of New York GO, Series
                   2002 C, 5.25%, 8/1/10                                  4,481
--------------------------------------------------------------------------------
            5,840  City of New York GO, Series
                   2002 E, 4.00%, 8/1/03                                  5,867
--------------------------------------------------------------------------------
            5,000  City of New York GO, Series
                   2003 I, 5.75%, 3/1/20                                  5,532
--------------------------------------------------------------------------------
            5,790  Long Island Power Auth. Rev.,
                   Series 2003 B, 5.00%, 12/1/06
                   (XLCA)                                                 6,416
--------------------------------------------------------------------------------
            1,100  New York Dormitory Auth. Rev.,
                   (United Cerebral Palsy Affiliate
                   No. 1-A), 5.75%, 7/1/18 (AMBAC)                        1,292
--------------------------------------------------------------------------------
            1,500  New York Dormitory Auth. Rev.,
                   Series 1995 A, (State University
                   Educational Facilities), 6.50%,
                   5/15/04                                                1,575
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. Rev.,
                   Series 1995 A, (State University
                   Educational Facilities), 6.50%,
                   5/15/06                                                1,140
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. Rev.,
                   Series 1996 E, (Mental Health
                   Service Facility), 6.00%, 8/15/04
                   (AMBAC)                                                1,057
--------------------------------------------------------------------------------
            2,000  New York Dormitory Auth. Rev.,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/11 (MBIA)                                         2,339
--------------------------------------------------------------------------------
            3,250  New York Dormitory Auth. Rev.,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/12 (MBIA)                                         3,821
--------------------------------------------------------------------------------
            1,105  New York Dormitory Auth. Rev.,
                   Series 2002 H, (School District
                   Financing Program), 5.00%,
                   10/1/11 (MBIA)                                         1,272
--------------------------------------------------------------------------------
            1,285  New York Dormitory Auth. Rev.,
                   Series 2002 H, (School District
                   Financing Program), 5.00%,
                   10/1/12 (MBIA)                                         1,485
--------------------------------------------------------------------------------
            1,110  New York Dormitory Auth. Rev.,
                   Series 2002 I, (School District
                   Financing Program), 4.00%,
                   10/1/11 (MBIA)                                         1,196
--------------------------------------------------------------------------------
            1,160  New York State Thruway Auth.
                   Service Contract Rev., 5.50%,
                   4/1/06                                                 1,289
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   14

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,000  Niagara Falls Bridge Commission
                   Toll Rev., Series 1993 B, 5.25%,
                   10/1/15 (FGIC)                                      $  1,188
--------------------------------------------------------------------------------
                                                                         49,904
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.9%
--------------------------------------------------------------------------------
            2,000  North Carolina Eastern Municipal
                   Power Agency System Rev., Series
                   1993 B, 6.00%, 1/1/06 (FSA)                            2,229
--------------------------------------------------------------------------------
            2,455  North Carolina Eastern Municipal
                   Power Agency System Rev., Series
                   2003 D, 4.125%, 1/1/10                                 2,475
--------------------------------------------------------------------------------
            2,500  North Carolina Housing Finance
                   Agency Rev., Series 2000 A,
                   (Student Housing-Appalachian),
                   5.00%, 7/1/03 (LOC: First Union
                   National Bank)                                         2,524
--------------------------------------------------------------------------------
            1,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., 6.00%, 1/1/10 (MBIA)                             1,196
--------------------------------------------------------------------------------
            1,500  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., Series 2003 A, 3.00%, 1/1/05                     1,529
--------------------------------------------------------------------------------
            2,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., Series 2003 A, 5.50%, 1/1/13                     2,282
--------------------------------------------------------------------------------
                                                                         12,235
--------------------------------------------------------------------------------
NORTH DAKOTA -- 0.3%
--------------------------------------------------------------------------------
            1,500  Grand Forks Health Care System
                   Rev., (Altru Health System
                   Obligation Group), 7.125%,
                   8/15/24                                                1,671
--------------------------------------------------------------------------------
OHIO -- 2.9%
--------------------------------------------------------------------------------
            1,500  Bowling Green State University,
                   4.75%, 6/1/09 (FGIC)                                   1,693
--------------------------------------------------------------------------------
              895  Erie County Hospital Facilities Rev.,
                   Series 2002 A, (Firelands Regional
                   Medical Center), 4.00%, 8/15/05                          935
--------------------------------------------------------------------------------
              500  Erie County Hospital Facilities Rev.,
                   Series 2002 A, (Firelands Regional
                   Medical Center), 4.50%, 8/15/07                          538
--------------------------------------------------------------------------------
            1,150  Mad River Local School District GO,
                   (Classroom Facilities), 5.75%,
                   12/1/19 (FGIC)                                         1,351
--------------------------------------------------------------------------------
            1,700  Milford Exempt Village School
                   District GO, (School Improvement),
                   6.00%, 12/1/18 (FSA)                                   2,047
--------------------------------------------------------------------------------
            1,200  Ohio Higher Educational Facility
                   Commission Rev., (University of
                   Dayton), 5.55%, 12/1/07 (FGIC)                         1,301
--------------------------------------------------------------------------------
              750  Ohio Higher Educational Facility
                   Commission Rev., Series 1990 B,
                   (Case Western Reserve
                   University),
                   6.50%, 10/1/20                                           993
--------------------------------------------------------------------------------
            3,320  Ohio Water Development Auth.
                   Pollution Control Facilities Rev.,
                   6.00%, 12/1/05 (MBIA)                                  3,671
--------------------------------------------------------------------------------
            1,505  Summit County GO, 5.75%,
                   12/1/19 (FGIC)                                         1,779
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,550  Tri Valley Local School District GO,
                   5.75%, 12/1/21 (FGIC)                               $  1,788
--------------------------------------------------------------------------------
            1,990  Wright St. University Rev., 5.00%,
                   5/1/11 (MBIA)                                          2,279
--------------------------------------------------------------------------------
                                                                         18,375
--------------------------------------------------------------------------------
OKLAHOMA -- 0.5%
--------------------------------------------------------------------------------
              600  Moore GO, 6.00%, 4/1/04 (MBIA)                           623
--------------------------------------------------------------------------------
            2,500  Oklahoma Industrial Auth. Health
                   System Rev., Series 1995 C, 7.00%,
                   8/15/04 (AMBAC)(3)                                     2,677
--------------------------------------------------------------------------------
                                                                          3,300
--------------------------------------------------------------------------------
OREGON -- 1.7%
--------------------------------------------------------------------------------
            1,805  Lane County School District
                   No. 19 GO, (Springfield), 6.375%,
                   10/15/04, Prerefunded at 101% of
                   Par (MBIA)(3)                                          1,953
--------------------------------------------------------------------------------
            8,200  Portland Rev., Series 2003 A,
                   (Second Lien), 4.00%, 6/1/08
                   (FSA)                                                  8,915
--------------------------------------------------------------------------------
                                                                         10,868
--------------------------------------------------------------------------------
PENNSYLVANIA -- 2.5%
--------------------------------------------------------------------------------
            1,000  Oxford Area School District GO,
                   Series 2001 A, 5.50%, 2/15/17
                   (FGIC/State Aid Withholding)                           1,150
--------------------------------------------------------------------------------
            2,975  Philadelphia School District GO,
                   Series 2002 A, 5.25%, 2/1/11
                   (FSA/State Aid Withholding)                            3,451
--------------------------------------------------------------------------------
            2,500  Philadelphia Water and Wastewater
                   Rev., 5.15%, 6/15/04 (FGIC)                            2,602
--------------------------------------------------------------------------------
            1,500  Pittsburgh School District GO,
                   5.25%, 9/1/09 (FSA)                                    1,745
--------------------------------------------------------------------------------
            1,560  Sayre Health Care Facilities Auth.
                   Rev., Series 2002 A, (Guthrie
                   Health), 4.50%, 12/1/03                                1,582
--------------------------------------------------------------------------------
            1,000  Spring Ford Area School District
                   GO, 3.75%, 8/1/03 (FSA)                                1,005
--------------------------------------------------------------------------------
            1,915  York County School Technology
                   Auth. Rev., 5.00%, 2/15/11 (FGIC)                      2,183
--------------------------------------------------------------------------------
            2,010  York County School Technology
                   Auth. Rev., 5.00%, 2/15/12 (FGIC)                      2,300
--------------------------------------------------------------------------------
                                                                         16,018
--------------------------------------------------------------------------------
PUERTO RICO -- 1.2%
--------------------------------------------------------------------------------
            1,940  Children's Trust Fund Rev., 5.375%,
                   5/15/33                                                1,703
--------------------------------------------------------------------------------
              500  Puerto Rico Commonwealth GO,
                   6.45%, 7/1/04, Prerefunded at
                   101.5% of Par(3)                                         537
--------------------------------------------------------------------------------
            2,000  Puerto Rico Commonwealth GO,
                   Series 2003 C, 5.00%, 7/1/21
                   (FSA)                                                  2,270
--------------------------------------------------------------------------------
            2,500  Puerto Rico Highway &
                   Transportation Auth. Rev., 5.00%,
                   7/1/08 (CIFG)                                          2,848
--------------------------------------------------------------------------------
                                                                          7,358
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          15

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------
RHODE ISLAND -- 1.0%
--------------------------------------------------------------------------------
          $ 1,000  Cranston GO, 6.375%, 11/15/17
                   (FGIC)                                             $   1,210
--------------------------------------------------------------------------------
            1,100  Rhode Island Clean Water Finance
                   Agency Safe Drinking Water Rev.,
                   6.70%, 1/1/15 (AMBAC)                                  1,209
--------------------------------------------------------------------------------
            2,000  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 A, 6.25%, 8/1/16
                   (MBIA)(3)                                              2,551
--------------------------------------------------------------------------------
            1,300  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 B, 6.00%, 8/1/17
                   (MBIA)(3)                                              1,334
--------------------------------------------------------------------------------
                                                                          6,304
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 3.3%
--------------------------------------------------------------------------------
            1,700  Florence Water & Sewer Rev.,
                   7.50%, 3/1/18 (AMBAC)                                  2,167
--------------------------------------------------------------------------------
            1,205  Orangeburg County Consolidated
                   School District No. 5 GO, 5.375%,
                   3/1/21 (FSA)                                           1,351
--------------------------------------------------------------------------------
            1,500  Piedmont Municipal Power Agency
                   Electric Rev., 6.75%, 1/1/19 (FGIC)                    1,982
--------------------------------------------------------------------------------
              860  Piedmont Municipal Power Agency
                   Electric Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)                                          1,101
--------------------------------------------------------------------------------
              140  Piedmont Municipal Power Agency
                   Electric Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)(3)                                         183
--------------------------------------------------------------------------------
            4,930  Piedmont Municipal Power Agency
                   Electric Rev., Series 2002 A, 5.00%,
                   1/1/04 (FGIC)                                          5,040
--------------------------------------------------------------------------------
            6,035  Piedmont Municipal Power Agency
                   Electric Rev., Series 2002 A, 4.00%,
                   1/1/07 (FGIC)                                          6,224
--------------------------------------------------------------------------------
            1,425  Rock Hill Rev., Series 2003 A,
                   4.00%, 1/1/05 (FSA)                                    1,489
--------------------------------------------------------------------------------
            1,095  Spartanburg County Health
                   Services District Inc. Hospital Rev.,
                   5.50%, 4/15/16 (FSA)                                   1,235
--------------------------------------------------------------------------------
                                                                         20,772
--------------------------------------------------------------------------------
TENNESSEE -- 0.5%
--------------------------------------------------------------------------------
            1,050  Clarksville Water Sewer & Gas
                   Rev., 4.25%, 2/1/07 (FSA)                              1,139
--------------------------------------------------------------------------------
            1,685  Clarksville Water Sewer & Gas
                   Rev., 4.85%, 2/1/15 (FSA)                              1,830
--------------------------------------------------------------------------------
                                                                          2,969
--------------------------------------------------------------------------------
TEXAS -- 5.5%
--------------------------------------------------------------------------------
            1,815  Clint Independent School District
                   GO, 6.00%, 2/15/17 (PSF)                               2,169
--------------------------------------------------------------------------------
            1,000  Corpus Christi Utility System Rev.,
                   5.50%, 7/15/07 (FSA)                                   1,141
--------------------------------------------------------------------------------
            1,000  Dallas-Fort Worth Regional Airport
                   Rev., Series 1994 A, 5.90%,
                   11/1/08 (MBIA)                                         1,065
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,000  Denison Hospital Auth. Rev.,
                   (Texoma Medical Center), 5.90%,
                   8/15/07 (ACA)                                       $  1,130
--------------------------------------------------------------------------------
            1,000  Denton Utility System Rev., Series
                   1996 A, 5.95%, 12/1/14 (MBIA)                          1,134
--------------------------------------------------------------------------------
            1,325  Guadalupe-Blanco River Auth. Rev.,
                   (Western Canyon Regional Water
                   Supply), 5.00%, 4/15/12 (MBIA)                         1,521
--------------------------------------------------------------------------------
            1,000  Guadalupe-Blanco River Auth. Rev.,
                   (Western Canyon Regional Water
                   Supply), 5.25%, 4/15/20 (MBIA)                         1,112
--------------------------------------------------------------------------------
            1,375  Harris County Housing Finance
                   Corporation Rev., (Las Americas
                   Apartments), 4.90%, 3/1/11
                   (FNMA)                                                 1,505
--------------------------------------------------------------------------------
            3,000  Hays Consolidated Independent
                   School District GO, (Capital
                   Appreciation), 5.20%, 8/15/11
                   (PSF)(1)                                               2,259
--------------------------------------------------------------------------------
            1,295  Hidalgo County GO, 5.50%,
                   8/15/19 (FGIC)                                         1,475
--------------------------------------------------------------------------------
            1,750  Hidalgo County GO, 5.50%,
                   8/15/21 (FGIC)                                         1,959
--------------------------------------------------------------------------------
              574  Houston Participation Interest
                   COP, 6.40%, 6/1/27                                       636
--------------------------------------------------------------------------------
              500  Houston Water & Sewer System
                   Rev., Series 1992 C, (Junior Lien),
                   5.90%, 12/1/05 (MBIA)                                    557
--------------------------------------------------------------------------------
            1,500  Houston Water & Sewer System
                   Rev., Series 1997 C, (Junior Lien),
                   5.375%, 12/1/27 (FGIC)                                 1,625
--------------------------------------------------------------------------------
            1,800  Lewisville Combination Contract
                   Special Assessment Rev., (Castle
                   Hills), 4.95%, 11/1/03,
                   Prerefunded at 100% of Par(3)                          1,827
--------------------------------------------------------------------------------
            1,000  Lubbock Health Facilities
                   Development Corp. Rev., (Lutheran
                   Retirement), 6.00%, 3/20/29
                   (GNMA)                                                 1,098
--------------------------------------------------------------------------------
              550  Pasadena Independent School
                   District GO, Series 2001 A, 6.05%,
                   2/15/16 (PSF)                                            689
--------------------------------------------------------------------------------
            1,500  Pearland Independent School
                   District GO, 6.00%, 2/15/15 (PSF)                      1,741
--------------------------------------------------------------------------------
            2,000  San Antonio Electric and Gas Rev.,
                   7.10%, 2/1/09 (FGIC)(1)(3)                             1,714
--------------------------------------------------------------------------------
            1,000  Tarrant County Health Facility
                   Development Corp. Health System
                   Rev., (Ft. Worth Osteopathic),
                   6.00%, 5/15/11 (MBIA)                                  1,172
--------------------------------------------------------------------------------
            1,500  Texas Public Finance Auth. Building
                   Rev., (Technical College), 6.25%,
                   8/1/09 (MBIA)                                          1,754
--------------------------------------------------------------------------------
            1,000  Texas Technical University Rev.,
                   5.00%, 8/15/08 (MBIA)                                  1,137
--------------------------------------------------------------------------------
            1,000  Travis County Health Facilities
                   Development Corp. Rev., Series
                   1999 A, (Ascension Health Credit),
                   5.875%, 11/15/09, Prerefunded at
                   101% of Par (AMBAC)(3)                                 1,215
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   16

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 4.50%, 7/1/06                           $   1,054
--------------------------------------------------------------------------------
            2,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 5.00%, 7/1/08                               2,152
--------------------------------------------------------------------------------
                                                                         34,841
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.3%
--------------------------------------------------------------------------------
            2,000  Virgin Islands Public Finance Auth.
                   Rev., Series 1998 A, (Senior Lien),
                   5.20%, 10/1/09                                         2,173
--------------------------------------------------------------------------------
UTAH -- 2.3%
--------------------------------------------------------------------------------
              660  Intermountain Agency Power
                   Supply Rev., Series 1993 A, 5.40%,
                   7/1/08 (MBIA-IBC)(3)                                     676
--------------------------------------------------------------------------------
              340  Intermountain Agency Power
                   Supply Rev., Series 1993 A, 5.40%,
                   7/1/08 (MBIA-IBC)                                        348
--------------------------------------------------------------------------------
            1,000  Salt Lake City Hospital Rev., Series
                   1988 A, (Intermountain Health
                   Corporation), 8.125%, 5/15/15(3)                       1,350
--------------------------------------------------------------------------------
            1,000  Salt Lake County Municipal
                   Building Auth. Lease Rev., Series
                   1994 A, 6.00%, 10/1/07,
                   Prerefunded at 101% of Par
                   (MBIA)(3)                                              1,075
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease Rev., 4.00%, 11/1/05
                   (AMBAC)                                                1,064
--------------------------------------------------------------------------------
            1,495  Utah County Municipal Building
                   Auth. Lease Rev., 5.00%, 11/1/09
                   (AMBAC)                                                1,715
--------------------------------------------------------------------------------
            1,820  Utah County Municipal Building
                   Auth. Lease Rev., 5.25%, 11/1/13
                   (AMBAC)                                                2,087
--------------------------------------------------------------------------------
            1,915  Utah County Municipal Building
                   Auth. Lease Rev., 5.25%, 11/1/14
                   (AMBAC)                                                2,192
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease Rev., 5.50%, 11/1/16
                   (AMBAC)                                                1,149
--------------------------------------------------------------------------------
              170  Utah Housing Finance Agency
                   Single Family Mortgage Rev.,
                   5.65%, 7/1/06                                            185
--------------------------------------------------------------------------------
            1,130  West Valley City Municipal
                   Building Auth. Rev., Series 2002 A,
                   5.00%, 8/1/10 (AMBAC)                                  1,296
--------------------------------------------------------------------------------
            1,305  West Valley City Utility Sales Tax
                   Rev., Series 2001 A, 5.50%,
                   7/15/16 (MBIA)                                         1,502
--------------------------------------------------------------------------------
                                                                         14,639
--------------------------------------------------------------------------------
VIRGINIA -- 0.6%
--------------------------------------------------------------------------------
            1,500  Fairfax County COP, 5.30%,
                   4/15/23                                                1,612
--------------------------------------------------------------------------------
            1,000  Hampton Industrial Development
                   Auth. Rev., Series 1994 A, (Sentara
                   General Hospital), 6.50%, 11/1/06,
                   Prerefunded at 100% of Par(3)                          1,164
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,115  Pittsylvania County GO, Series
                   2001 B, 5.75%, 3/1/18 (MBIA)                        $  1,307
--------------------------------------------------------------------------------
                                                                          4,083
--------------------------------------------------------------------------------
WASHINGTON -- 8.9%
--------------------------------------------------------------------------------
            1,000  Benton County Public Utility
                   District No. 1 Rev., Series 2001 A,
                   5.625%, 11/1/19 (FSA)                                  1,145
--------------------------------------------------------------------------------
            1,000  Cowlitz County School District
                   No. 458 Kelso GO, 5.75%, 12/1/18
                   (FSA)                                                  1,164
--------------------------------------------------------------------------------
            3,500  Energy Northwest Electrical Rev.,
                   Series 2002 A, (Columbia
                   Generating), 5.75%, 7/1/18
                   (MBIA)(4)                                              4,062
--------------------------------------------------------------------------------
            9,000  Energy Northwest Electrical Rev.,
                   Series 2002 B, (Columbia
                   Generating), 6.00%, 7/1/18
                   (AMBAC)                                               10,651
--------------------------------------------------------------------------------
            7,145  King County GO, 5.50%, 12/1/12                         8,545
--------------------------------------------------------------------------------
            2,000  King County GO, Series 1997 D,
                   5.75%, 12/1/11                                         2,326
--------------------------------------------------------------------------------
            1,555  King County School District
                   No. 414 Lake Washington GO,
                   5.75%, 12/1/15                                         1,856
--------------------------------------------------------------------------------
            3,500  King County Sewer Rev., Series
                   2002 B, 5.00%, 1/1/04 (FSA)                            3,581
--------------------------------------------------------------------------------
            1,000  King County Sewer Rev., Series
                   2002 B, 5.00%, 1/1/05 (FSA)                            1,060
--------------------------------------------------------------------------------
            1,260  Mason County School District
                   No. 309 GO, (Shelton), 5.625%,
                   12/1/17 (FGIC)                                         1,464
--------------------------------------------------------------------------------
            1,120  Metropolitan Park District of
                   Tacoma GO, 6.00%, 12/1/16
                   (AMBAC)                                                1,351
--------------------------------------------------------------------------------
            1,000  Metropolitan Park District of
                   Tacoma GO, 6.00%, 12/1/18
                   (AMBAC)                                                1,200
--------------------------------------------------------------------------------
              695  Tacoma Electrical Systems Rev.,
                   6.10%, 1/1/04, Prerefunded at
                   102% of Par (FGIC)(3)                                    730
--------------------------------------------------------------------------------
              305  Tacoma Electrical Systems Rev.,
                   6.10%, 1/1/07 (FGIC)                                     320
--------------------------------------------------------------------------------
            1,720  University of Washington Rev.,
                   (Student Facilities Fee), 5.875%,
                   6/1/18 (FSA)                                           2,030
--------------------------------------------------------------------------------
            1,000  Washington GO, Series 1990 A,
                   6.75%, 2/1/15                                          1,312
--------------------------------------------------------------------------------
            3,000  Washington GO, Series 1997 E,
                   6.00%, 7/1/04                                          3,159
--------------------------------------------------------------------------------
            1,000  Washington Public Power Supply
                   System Rev., Series 1996 A,
                   (Nuclear Project No. 1), 5.75%,
                   7/1/12 (MBIA)                                          1,131
--------------------------------------------------------------------------------
            4,570  Washington Public Power Supply
                   System Rev., Series 1998 A,
                   (Nuclear Project No. 2), 5.00%,
                   7/1/12 (FSA-CR)                                        5,129
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          17

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,500  Whitman County School District
                   No. 267 Pullman GO, 5.625%,
                   12/1/16 (FSA)                                       $  1,750
--------------------------------------------------------------------------------
            1,115  Whitman County School District
                   No. 267 Pullman GO, 5.625%,
                   12/1/17 (FSA)                                          1,294
--------------------------------------------------------------------------------
                                                                         55,260
--------------------------------------------------------------------------------
WISCONSIN -- 2.2%
--------------------------------------------------------------------------------
            1,180  Winneconne Community School
                   District GO, 6.75%, 4/1/06,
                   Prerefunded at 100% of Par
                   (FGIC)(3)                                              1,356
--------------------------------------------------------------------------------
            1,900  Wisconsin Clean Water Rev.,
                   6.875%, 6/1/11                                         2,382
--------------------------------------------------------------------------------
            2,590  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Aurora
                   Medical Group), 6.00%, 11/15/10
                   (FSA)                                                  3,075
--------------------------------------------------------------------------------
              345  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Froedert &
                   Community Health Obligation),
                   4.50%, 10/1/03                                           348
--------------------------------------------------------------------------------
              400  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Froedert &
                   Community Health Obligation),
                   5.00%, 10/1/04                                           417
--------------------------------------------------------------------------------
            1,100  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Wheaton
                   Franciscan Services), 4.00%,
                   8/15/04                                                1,131
--------------------------------------------------------------------------------
            1,225  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Wheaton
                   Franciscan Services), 4.00%,
                   8/15/06                                                1,294
--------------------------------------------------------------------------------
            1,680  Wisconsin Health & Educational
                   Facilities Auth. Rev., Series 2002 A,
                   (Ministry Health Care), 4.00%,
                   2/15/04 (MBIA)                                         1,713
--------------------------------------------------------------------------------
            2,250  Wisconsin Transportation Rev.,
                   7.00%, 1/1/04(3)                                       2,329
--------------------------------------------------------------------------------
                                                                         14,045
--------------------------------------------------------------------------------
WYOMING -- 0.2%
--------------------------------------------------------------------------------
            1,135  Albany County Improvements Stat
                   Trust COP, 3.00%, 1/15/04 (MBIA)                       1,149
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $554,967)                                                         595,528
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL
SECURITIES -- 5.7%

ARIZONA -- 0.3%
--------------------------------------------------------------------------------
              800  Pinal County Industrial
                   Development Auth. Pollution
                   Control Rev., (Newmont), VRDN,
                   1.35%, 6/2/03 (LOC: ABN AMRO
                   Bank N.V.)                                               800
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

          $ 1,000  Tempe Excise Tax Rev., (Center for
                   the Arts), VRDN, 1.35%, 6/2/03                      $  1,000
--------------------------------------------------------------------------------
                                                                          1,800
--------------------------------------------------------------------------------
CALIFORNIA -- 1.3%
--------------------------------------------------------------------------------
            3,000  California Rev. Anticipation Notes,
                   Series 2002 G, VRDN, 1.34%,
                   6/5/03                                                 2,996
--------------------------------------------------------------------------------
            5,000  California Rev. Anticipation Notes,
                   VRDN, 1.37%, 6/5/03                                    4,982
--------------------------------------------------------------------------------
                                                                          7,978
--------------------------------------------------------------------------------
MULTI-STATE -- 0.6%
--------------------------------------------------------------------------------
            3,509  Koch Floating Rate Trust Rev.,
                   Series 2000-1, VRDN, 1.44%,
                   6/5/03 (AMBAC) (SBBPA: State
                   Street Bank & Trust Co.) (Acquired
                   4/3/03, Cost $3,509)(5)                                3,509
--------------------------------------------------------------------------------
NEW YORK -- 1.8%
--------------------------------------------------------------------------------
           11,790  New York City Municipal Water
                   Finance Auth. Rev., Series 1993 C,
                   1.30%, 6/2/03 (FGIC)                                  11,790
--------------------------------------------------------------------------------
NORTH CAROLINA -- 0.8%
--------------------------------------------------------------------------------
            5,030  North Carolina Medical Care
                   Commission Rev., (Aldersgate),
                   VRDN, 1.25%, 6/4/03 (LOC:
                   Branch Banking & Trust)                                5,030
--------------------------------------------------------------------------------
PENNSYLVANIA -- 0.3%
--------------------------------------------------------------------------------
            2,000  Allegheny County Industrial
                   Development Auth. Rev., Series
                   2001 A, (Longwood), VRDN, 1.35%,
                   6/2/03 (Radian Asset Assurance
                   Inc.) (SBBPA: Fleet National Bank)                     2,000
--------------------------------------------------------------------------------
TENNESSEE -- 0.6%
--------------------------------------------------------------------------------
              400  Knox County Industrial
                   Development Board Rev., (Kroger
                   Co.), VRDN, 1.34%, 6/5/03 (LOC:
                   U.S. Bank Trust N.A.)                                    400
--------------------------------------------------------------------------------
            3,400  Shelby County Health Educational
                   & Housing Facilities Board Rev.,
                   (Kings Daughter & Sons), VRDN,
                   1.44%, 6/5/03 (LOC: AmSouth
                   Bank)(6)                                               3,400
--------------------------------------------------------------------------------
                                                                          3,800
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $35,915)                                                           35,907
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $590,882)                                                        $631,435
================================================================================

See Notes to Financial Statements.                                  (continued)

-----
   18

Tax-Free Bond - Schedule of Investments

MAY 31, 2003

FUTURES CONTRACTS*
                                                       ($ In Thousands)

                                               Underlying Face
      Sold                   Expiration Date   Amount at Value   Unrealized Loss
--------------------------------------------------------------------------------
75  U.S. Long Bond Futures   September 2003        $8,941              $93
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

CIFG = CDC IXIS Financial Guaranty North America

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

FSA-CR = Financial Security Assurance Inc. Custodial Receipts

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

PSF = Permanent School Fund

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective May 31, 2003.

XLCA = XL Capital Assurance Corp.

(1)  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2)  Security, or a portion thereof, has been segregated for a when-issued security.

(3)  Escrowed to maturity in U.S. government securities or state and local government securities.

(4)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(5)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2003, was $3,509 (in thousands), which represented 0.6% of net assets.

(6)  When-issued security.

See Notes to Financial Statements.

                                                                          -----
                                                                          19

Statement of Assets and Liabilities

MAY 31, 2003
--------------------------------------------------------------------------------
                                                     TAX-FREE
(Amounts In Thousands Except Per-Share Amounts)    MONEY MARKET    TAX-FREE BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost
of $271,052 and $590,882, respectively)           $     271,052     $    631,435
                                 -----------------------------------------------
Receivable for investments sold                           6,000             --
                                 -----------------------------------------------
Receivable for capital shares sold                         --                647
                                 -----------------------------------------------
Receivable for variation margin
on futures contracts                                       --                 49
                                 -----------------------------------------------
Interest receivable                                         467            8,802
                                 -----------------------------------------------
Prepaid portfolio insurance                                  20             --
--------------------------------------------------------------------------------
                                                        277,539          640,933
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                                         370            6,090
                                 -----------------------------------------------
Payable for investments purchased                         4,800            6,680
                                 -----------------------------------------------
Accrued management fees                                     113              258
                                 -----------------------------------------------
Dividends payable                                          --                296
--------------------------------------------------------------------------------
                                                          5,283           13,324
--------------------------------------------------------------------------------
NET ASSETS                                        $     272,256     $    627,609
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                   $     272,310     $    585,605
                                 -----------------------------------------------
Accumulated undistributed net
realized gain (loss) on
investment transactions                                     (54)           1,544
                                 -----------------------------------------------
Net unrealized appreciation
on investments                                             --             40,460
--------------------------------------------------------------------------------
                                                  $     272,256     $    627,609
================================================================================

INVESTOR CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                        $ 272,255,709     $620,000,077
                                 -----------------------------------------------
Shares outstanding                                  272,309,563       55,395,501
                                 -----------------------------------------------
Net asset value per share                         $        1.00     $      11.19
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                  N/A     $  7,609,244
                                 -----------------------------------------------
Shares outstanding                                          N/A          679,867
                                 -----------------------------------------------
Net asset value per share                                   N/A     $      11.19
--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----
   20

Statement of Operations

YEAR ENDED MAY 31, 2003
--------------------------------------------------------------------------------
                                                      TAX-FREE
(Amounts In Thousands)                              MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------
Interest                                                  $4,120         $21,494
--------------------------------------------------------------------------------

EXPENSES:
                                 -----------------------------------------------
Management fees                                            1,310           2,612
                                 -----------------------------------------------
Trustees' fees and expenses                                   14              28
                                 -----------------------------------------------
Portfolio insurance and
other expenses                                                32               9
--------------------------------------------------------------------------------
                                                           1,356           2,649
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                      2,764          18,845
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on
investment transactions                                        7           2,640
                                 -----------------------------------------------
Change in net unrealized
appreciation on investments                                   --          24,257
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               7          26,897
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                 $2,771         $45,742
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          21

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2003 AND MAY 31, 2002
----------------------------------------------------------------------------------
(Amounts In Thousands)               TAX-FREE MONEY MARKET         TAX-FREE BOND
----------------------------------------------------------------------------------
INCREASE IN NET ASSETS                 2003         2002         2003         2002
----------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------
Net investment income             $   2,764    $   4,049    $  18,845    $  11,139
                                                 ---------------------------------
Net realized gain (loss)                  7           (3)       2,640        1,370
                                                 ---------------------------------
Change in net
unrealized appreciation                --           --         24,257        3,668
----------------------------------------------------------------------------------
Net increase in net assets
resulting from operations             2,771        4,046       45,742       16,177
----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------
From net  investment income:
                                                 ---------------------------------
  Investor Class                     (2,764)      (4,049)     (18,836)     (11,148)
                                                 ---------------------------------
  Institutional Class                  --           --            (17)        --
                                                 ---------------------------------
From net realized gains:
                                                 ---------------------------------
  Investor Class                       --           --           (859)      (1,756)
----------------------------------------------------------------------------------
Decrease in net assets
from distributions                   (2,764)      (4,049)     (19,712)     (12,904)
----------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions      22,214          577      219,132      190,988
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           22,221          574      245,162      194,261

NET ASSETS
----------------------------------------------------------------------------------
Beginning of period                 250,035      249,461      382,447      188,186
----------------------------------------------------------------------------------
End of period                     $ 272,256    $ 250,035    $ 627,609    $ 382,447
==================================================================================

Undistributed net
investment income                      --           --           --      $       8
==================================================================================

See Notes to Financial Statements.

-----
   22

Notes to Financial Statements

MAY 31, 2003 (Amounts In Thousands)

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Tax-Free Money Market Fund (Tax-Free Money
Market) and Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940
Act. The funds' investment objective is to seek safety of principal and high current income that is exempt from federal income tax. The funds invest primarily in municipal obligations. The funds may concentrate their investments in certain states and therefore may have more exposure to credit risk related to those states than funds that have broader geographical diversification. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Tax-Free Money Market is authorized to issue the Investor
Class. Tax-Free Bond is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. The Institutional Class of Tax-Free Bond commenced operations on April 15, 2003.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of Tax-Free
Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Tax-Free Bond may enter into stock index futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized  and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

                                                                          -----
                                                                          23

Notes to Financial Statements

MAY 31, 2003 (Amounts In Thousands)

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category  Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money
Market. The rates for the Investment Category Fee range from 0.1625% to 0.2800%
for Tax-Free Bond. Rates for the Complex Fee range from 0.2900% to 0.3100% for the Investor Class. The Institutional Class is 0.2000% less at each point within the Complex Fee Range. For the year ended May 31, 2003, the effective annual management fee for the Investor Class of Tax-Free Money Market and Tax-Free Bond
was 0.49% and 0.50%, respectively. For the year ended May 31, 2003, the effective annual management fee for the Institutional Class of  Tax-Free Bond was 0.30%.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to
MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

Tax-Free Bond has a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the year ended May 31, 2003, were $444,614 and
$284,802, respectively. All investment transactions for Tax-Free Money Market were short-term during the year ended May 31, 2003.

                                                                    (continued)

-----
   24

Notes to Financial Statements

MAY 31, 2003 (Amounts In Thousands)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------
                                TAX-FREE MONEY MARKET         TAX-FREE BOND
--------------------------------------------------------------------------------
                                 SHARES       AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2003
-----------------------------
Sold                            210,319     $210,319       30,403      $331,080
-----------------------------
Issued in connection
with acquisition                   --           --          4,690        51,094
-----------------------------
Issued in reinvestment
of distributions                  2,622        2,622        1,491        16,276
-----------------------------
Redeemed                       (190,727)    (190,727)     (17,153)     (186,832)
--------------------------------------------------------------------------------
Net increase                     22,214      $22,214       19,431      $211,618
================================================================================
YEAR ENDED MAY 31, 2002
-----------------------------
Sold                            191,743     $191,743       19,975      $211,780
-----------------------------
Issued in connection
with acquisition                   --           --         10,653       112,512
-----------------------------
Issued in reinvestment
of distributions                  3,855        3,855        1,030        10,913
-----------------------------
Redeemed                        (195,021)    (195,021)    (13,607)     (144,217)
--------------------------------------------------------------------------------
Net increase                       577         $577        18,051      $190,988
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2003(1)
-----------------------------
Sold                               N/A          N/A          703        $7,768
-----------------------------
Issued in reinvestment
of distributions                                              1           16
-----------------------------
Redeemed                                                    (24)         (270)
--------------------------------------------------------------------------------
Net increase                                                 680        $7,514
================================================================================
(1)  April 15, 2003 (commencement of sale) through May 31, 2003.

--------------------------------------------------------------------------------
5. BANK LINE OF CREDIT

Tax-Free Bond, along with certain other funds managed by ACIM, has a $620 million unsecured bank line of credit agreement with JPM, which was renewed from
$650 million effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. Tax-Free
Bond did not borrow from the line during the year ended May 31, 2003.

                                                                    (continued)

                                                                          -----
                                                                          25

Notes to Financial Statements

MAY 31, 2003 (Amounts In Thousands)

--------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended May 31, 2003 and
May 31, 2002 were  as follows:

--------------------------------------------------------------------------------
                                   TAX-FREE MONEY MARKET       TAX-FREE BOND
--------------------------------------------------------------------------------
                                     2003        2002        2003         2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                     $2,764      $4,049      $18,853      $12,524
--------------------------------------------------------------------------------
Long-term capital gains               --          --          $859        $380
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of May 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                      TAX-FREE
                                                    MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                        $271,052      $590,882
================================================================================
Gross tax appreciation of investments                     --          $40,972
-------------------------------------------------
Gross tax depreciation of investments                     --           (419)
--------------------------------------------------------------------------------
Net tax appreciation of investments                       --          $40,553
================================================================================
Net tax depreciation on derivatives                       --            --
--------------------------------------------------------------------------------
Net tax appreciation                                      --          $40,553
================================================================================
Undistributed taxable ordinary income                     --           $842
-------------------------------------------------
Undistributed tax-exempt ordinary income                  --            --
-------------------------------------------------
Accumulated long-term gains                               --           $609
-------------------------------------------------
Accumulated capital losses                               $(54)          --
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010 for
Tax-Free Money Market.

                                                                     (continued)

-----
   26

Notes to Financial Statements

MAY 31, 2003 (Amounts In Thousands)

--------------------------------------------------------------------------------
7. REORGANIZATION PLAN

2002 REORGANIZATION -- On September 3, 2002, Tax-Free Bond acquired all of the net assets of Limited-Term Tax-Free Fund (Limited-Term), another fund previously issued by the trust, pursuant to a plan of reorganization approved by the acquired fund's shareholders on August 2, 2002. Tax-Free Bond is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 4,690 shares of
Tax-Free Bond for 4,892 shares of Limited-Term, outstanding on September 3,
2002. The net assets of Tax-Free Bond and Limited-Term immediately before the acquisition were $454,253 and $51,094, respectively. Limited-Term unrealized appreciation of $1,699 was combined with that of Tax-Free Bond. Immediately after the acquisition, the combined net assets were $505,347.

2001 REORGANIZATION -- On December 3, 2001, Tax-Free Bond acquired all of the net assets of Long-Term Tax-Free Fund (Long-Term), another fund previously issued by the trust, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16, 2001. Tax-Free Bond is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 10,653 shares of
Tax-Free Bond for 10,704 shares of Long-Term, outstanding on December 3, 2001.
The net assets of Tax-Free Bond and Long-Term immediately before the acquisition were $209,517 and $112,512, respectively. Long-Term unrealized appreciation of
$5,558 was combined with that of Tax-Free Bond. Immediately after the acquisition, the combined net assets were $322,029.

Tax-Free Bond acquired capital loss carryovers for federal income tax purposes of $503. These acquired capital loss carryovers are subject to limitations on their use under the Internal Revenue Code, as amended.

--------------------------------------------------------------------------------
8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest and capital gain dividends for the fiscal year ended May 31, 2003, as follows:

--------------------------------------------------------------------------------
                                                  TAX-FREE
                                                MONEY MARKET       TAX-FREE BOND
--------------------------------------------------------------------------------
Exempt interest dividends                          $2,764             $18,839
--------------------------------------------------------------------------------
Long-term capital gains                              --                $859
--------------------------------------------------------------------------------

                                                                          -----
                                                                          27

Tax-Free Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
---------------------------------------------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $1.00          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income                 0.01           0.02           0.04           0.03           0.03
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net
  Investment Income                    (0.01)         (0.02)         (0.04)         (0.03)         (0.03)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                          $1.00          $1.00          $1.00          $1.00          $1.00
=========================================================================================================
  TOTAL RETURN(1)                       1.05%          1.64%          3.71%          3.30%          3.10%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.51%          0.51%          0.50%          0.50%        0.31%(2)
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.04%          1.62%          3.64%          3.23%        3.10%(2)
-----------------------------------
Net Assets, End of Period
(in thousands)                       $272,256       $250,035       $249,461       $233,852       $283,046
---------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

(2)  ACIM voluntarily waived its management fee from August 1, 1997 through July
     31, 1998. Effective August 1, 1998, ACIM began decreasing the waiver by
     0.10% of the fund's net assets on a monthly basis, until the waiver expired in December 1998. In the absence of the waiver, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.50% and 2.91% for 1999.

See Notes to Financial Statements.

-----
   28

Tax-Free Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
---------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $10.63         $10.50         $9.93         $10.39         $10.52
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income                0.39           0.44           0.48           0.48           0.48
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.58           0.22           0.57          (0.44)         (0.05)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.97           0.66           1.05           0.04           0.43
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net
  Investment Income                   (0.39)         (0.44)         (0.48)         (0.48)         (0.48)
-----------------------------------
  From Net Realized Gains             (0.02)         (0.09)           --           (0.02)         (0.08)
---------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.41)         (0.53)         (0.48)         (0.50)         (0.56)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                         $11.19        $10.63         $10.50          $9.93         $10.39
=========================================================================================================
  TOTAL RETURN(1)                      9.31%         6.45%         10.77%          0.44%          4.07%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.51%         0.51%          0.51%          0.51%          0.51%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  3.62%         4.14%          4.65%          4.75%          4.52%
-----------------------------------
Portfolio Turnover Rate                  57%           86%           106%           107%            32%
-----------------------------------
Net Assets, End of Period
(in thousands)                      $620,000      $382,447       $188,186       $149,511       $149,678
---------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                          -----
                                                                          29

Tax-Free Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.90
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income                                                 0.05
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                      0.29
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.34
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                           (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $11.19
================================================================================
  TOTAL RETURN(2)                                                       3.14%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       0.30%(3)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    3.68%(3)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                 57%(4)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $7,609
--------------------------------------------------------------------------------

(1)  April 15, 2003 (commencement of sale) through May 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places,the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

-----
   30

Report of Independent Auditors

To the Trustees of the American Century Municipal Trust and Shareholders of the
Tax-Free Money Market Fund and Tax-Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax-Free Money Market Fund and the Tax-Free Bond Fund (two of the six funds in the American Century Municipal
Trust hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of
America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 11, 2003

                                                                          -----
                                                                          31

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------

RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                     (continued)

-----
   32

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN (55)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc.  (2002 to present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS (58)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); Chief Operating Officer,
ACC (June 1996 to September 2000); General Counsel, ACC, ACIM, ACIS, ACSC, and
other ACC subsidiaries (June 1989 to June 1998); Also serves as: Executive Vice
President, ACIS, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

                                                                          -----
                                                                          33

Management

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------

ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice  President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------

MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------

DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------

ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

-----
   34

Share Class Information

One class of shares is authorized for sale by Tax-Free Money Market: Investor
Class. Two classes of shares are authorized for sale by Tax-Free Bond: Investor
Class and Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                          -----
                                                                          35

Index Definition

The following index is used in the report to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The LEHMAN BROTHERS MUNICIPAL  5-YEAR GENERAL OBLIGATION INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

-----
   36

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0307                                 American Century Investment Services, Inc.
SH-ANN-35036N                     (c)2003 American Century Services Corporation

[front cover]

May 31, 2003

American Century
Annual Report

[photo]

High-Yield Municipal

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You ........................................................    1

HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
High-Yield Municipal fund for the fiscal year ended May  31, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semiannual report dated
November 30, 2003, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /*/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /*/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

High-Yield Municipal - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                           -------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                               1 YEAR      5 YEARS(1)   INCEPTION(1)      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                 9.40%         5.93%         6.10%        3/31/98
--------------------------------------------------------------------------------
LEHMAN LONG-TERM
MUNICIPAL BOND INDEX          11.84%         6.53%         6.60%          --
--------------------------------------------------------------------------------
AVERAGE RETURN OF
LIPPER'S HIGH YIELD
MUNICIPAL DEBT FUNDS           6.12%         3.31%         3.40%          --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(2)      2 of 72       1 of 50       1 of 50         --
--------------------------------------------------------------------------------
A Class                                                                 1/31/03
  No sales charge*              --            --          3.57%(3)
  With sales charge*            --            --         -1.05%(3)
--------------------------------------------------------------------------------
B Class                                                                 1/31/03
  No sales charge*              --            --          3.44%(3)
  With sales charge*            --            --         -1.56%(3)
--------------------------------------------------------------------------------
C Class                                                                 7/24/02
  No sales charge*              --            --          6.15%(3)
  With sales charge*            --            --          5.40%(3)
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
 Information pages for more about  the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of  maximum sales charges in all cases where charges could be applied.

(1)  Fund returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 11/1/99.

(2)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(3)  Returns for periods less than one year are not annualized.

                                                                    (continued)

-----
    2

High-Yield Municipal - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made March 31, 1998

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                         1998*     1999      2000      2001      2002      2003
--------------------------------------------------------------------------------
Investor Class**         1.81%     6.18%    -2.81%     9.13%     8.25%     9.40%
--------------------------------------------------------------------------------
Lehman Long-Term
Municipal Bond Index     1.41%     4.35%    -4.45%    15.38%     6.64%    11.84%
--------------------------------------------------------------------------------
* From 3/31/98 (the class's inception date) to 5/31/98. Not annualized.

**Fund returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99.  Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 11/1/99.

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          3

High-Yield Municipal - Portfolio Commentary

By Steven Permut, portfolio manager

RETURN PERSPECTIVE

American Century High-Yield Municipal performed well during the fiscal year ended May 31, 2003, especially compared with its fund peers. The fund remained near the top of its peer group and provided an attractive alternative to eroding equity values and miniscule money market yields.

High-Yield Municipal returned 9.40% for the fiscal year, well above the 6.12%
average return of 72 high-yield municipal debt funds tracked by Lipper Inc.*
That return earned a #2 ranking in the fund's Lipper group for the period. It also contributed to the fund's #1 ranking based on the total returns of the 50 funds tracked by Lipper since the fund's inception (see page 2 for more details).

By comparison, the S&P 500 Index, representing broad U.S. stock market performance, declined 8.1% for the fiscal year. The three-month Treasury bill, representing the money market, returned 1.5% as its yield dropped to 1.11% by the end of May 2003.

YIELD PERSPECTIVE

High-Yield Municipal's yield fell as the fund's share price rose, but the yield still compared favorably with those of similar funds and other municipal instruments with like maturities. The fund's 30-day SEC yield fell from 5.13% to
4.86% during the fiscal year.* However, that yield was still higher than  the
4.79% average of the Lipper peer group on May 31, 2003, and well above the 4.51%
yield on that date for the investment-grade Lehman Long-Term Municipal Bond
Index.

YIELDS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                        4.86%
--------------------------------------------------------------------------------
A Class                                               4.46%
--------------------------------------------------------------------------------
B Class                                               3.84%
--------------------------------------------------------------------------------
C Class                                               4.09%
--------------------------------------------------------------------------------
   INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.0% Tax Bracket                                     6.48%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                     6.75%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                     7.25%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                     7.48%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                                        5.26%
--------------------------------------------------------------------------------
A Class                                               5.02%
--------------------------------------------------------------------------------
B Class                                               4.22%
--------------------------------------------------------------------------------
C Class                                               4.47%
--------------------------------------------------------------------------------
(1)  The tax brackets indicated are for federal taxes only.

Part of the reason for the higher yield compared with the peer group was lower expenses; High-Yield Municipal's expense ratio as of May 31, 2003, was 0.64%, around half the 1.25% average  of the Lipper group.

ADR, ANOTHER WAY TO REPORT YIELD

American Century has started reporting annualized distribution rates (ADRs) on its dividend-paying funds (see the yield table above). ADRs are easier to calculate and explain to investors than other yields--they're based on fund distributions as opposed to investment income. High-Yield Municipal's ADR for each share class equals the ordinary dividends earned by the share class over a
30-day period, multiplied by 12 and divided by the current share price (net asset value or maximum offering price) at the end of the period.

*All fund returns, yields, and fees referenced in this commentary are for
 Investor Class shares.
                                                                    (continued)

-----
    4

High-Yield Municipal - Portfolio Commentary

ECONOMIC & MUNICIPAL  MARKET PERSPECTIVE

U.S. economic growth decelerated significantly during the fiscal year. Real gross domestic product (GDP) fell from a 4% annualized rate in the third quarter of 2002 to just 1.4% in both the fourth quarter of 2002 and the first quarter of
2003. Against that backdrop, the Federal Reserve (the Fed) cut its target for overnight interest rates--the federal funds rate--from 1.75% to 1.25% in early
November.

The economy's struggles were reflected in the labor market, with the U.S.
unemployment rate rising to 6.1% in May. On the bright side, inflation remained well under control: the consumer price index rose just 2.1% during the year ended May 31.

Municipal bonds generally fared well in that environment, with longer-maturity securities typically posting the biggest gains.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
AAA                                          21%                   32%
--------------------------------------------------------------------------------
AA                                           3%                    6%
--------------------------------------------------------------------------------
A                                            4%                    --
--------------------------------------------------------------------------------
BBB                                          6%                    3%
--------------------------------------------------------------------------------
BB                                           2%                    2%
--------------------------------------------------------------------------------
Unrated                                      64%                   57%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE STATES
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
California                                  17.8%                 6.7%
--------------------------------------------------------------------------------
Florida                                     16.3%                18.5%
--------------------------------------------------------------------------------
Nevada                                      14.2%                11.0%
--------------------------------------------------------------------------------
Arizona                                      6.6%                 4.1%
--------------------------------------------------------------------------------
Maryland                                     6.2%                 8.9%
--------------------------------------------------------------------------------

PORTFOLIO STRATEGY

Our basic strategy did not change. We worked to maintain a competitive yield (a high yield can help reduce total return volatility), but capital appreciation was important too. Our long-term strategy is to provide high current federal tax-exempt income combined with bond price appreciation, achieved at least in part through improvements in the credit ratings of our holdings.

We continued to focus on thorough credit reviews and meticulous security selection--the foundations of our approach. We believe our process reduces the risks of potential downgrades and defaults inherent to the high-yield sector.

What we don't own can be as important to our relative performance as what we do own. Keys to our success during the fiscal year included avoiding securities from struggling sectors like airlines and project finance. We also had limited exposure to the tobacco sector and health care.

                                                                          -----
                                                                          5

High-Yield Municipal - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 95.0%

ALASKA -- 1.0%
--------------------------------------------------------------------------------
           $  500  Anchorage Schools GO, Series
                   2000 A, 5.75%, 12/1/16 (MBIA)                        $   588
--------------------------------------------------------------------------------
ARIZONA -- 5.8%
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth. Rev.,
                   Series 2003 A, (Multipurpose
                   Stadium Facilities), 5.375%, 7/1/23
                   (MBIA)                                                 1,111
--------------------------------------------------------------------------------
            1,125  Maricopa County Industrial
                   Development Auth. Education Rev.,
                   (Horizon Community Learning
                   Center), 7.95%, 6/1/23                                 1,194
--------------------------------------------------------------------------------
            1,150  Sundance Community Facilities
                   Assessment District No. 2 Rev.,
                   7.125%, 7/1/27                                         1,166
--------------------------------------------------------------------------------
                                                                          3,471
--------------------------------------------------------------------------------
CALIFORNIA -- 17.8%
--------------------------------------------------------------------------------
            1,000  Beaumont Financing Auth. Rev.,
                   Series 2003 A, 6.875%, 9/1/27                          1,021
--------------------------------------------------------------------------------
            2,000  California Mobilehome Park
                   Financing Auth. Rev., (Palomar
                   Estates), 7.00%, 9/15/36(1)                            2,023
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. COP, Series
                   1999 A, (Windsor Terrace
                   Healthcare), 7.875%, 10/1/29
                   (Acquired 10/26/99, Cost $1,000)(2)                    1,006
--------------------------------------------------------------------------------
              750  California Statewide Communities
                   Development Auth. Rev., (Thomas
                   Jefferson School of Law), 7.75%,
                   10/1/31                                                  774
--------------------------------------------------------------------------------
              965  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                                  1,051
--------------------------------------------------------------------------------
            1,000  Soledad Special Assessment Rev.,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%, 9/2/33                     1,027
--------------------------------------------------------------------------------
            1,620  Vallejo Multifamily Housing Rev.,
                   Series 1998 B, (Solano Affordable
                   Housing), 8.25%, 4/1/39 (Acquired
                   12/12/02, Cost $1,753)(2)                              1,770
--------------------------------------------------------------------------------
            2,000  William S. Hart Union High School
                   District Special Tax, (Community
                   Facilities District No. 2002-1),
                   6.00%, 9/1/33                                          2,035
--------------------------------------------------------------------------------
                                                                         10,707
--------------------------------------------------------------------------------
COLORADO -- 1.8%
--------------------------------------------------------------------------------
              335  Colorado Health Facilities Auth. Rev.,
                   Series 1998 A, (Volunteers), 5.00%,
                   7/1/03                                                   335
--------------------------------------------------------------------------------
              640  Douglas County School District
                   No. RE-1 GO, (Douglas & Elbert
                   Counties Building), Series 2002 B,
                   5.75%, 12/15/19 (FSA/State Aid
                   Withholding)                                             753
--------------------------------------------------------------------------------
                                                                          1,088
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------
CONNECTICUT -- 1.7%
--------------------------------------------------------------------------------
           $1,000  Connecticut Development Auth.
                   Industrial Rev., (Afco Cargo
                   BDL-LLC), 8.00%, 4/1/30                              $ 1,038
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.4%
--------------------------------------------------------------------------------
              750  Metropolitan Washington D.C.
                   Airports Auth. General Rev., Series
                   2001 A, 5.50%, 10/1/18 (MBIA)                            825
--------------------------------------------------------------------------------
FLORIDA -- 13.8%
--------------------------------------------------------------------------------
              135  Arbor Greene Community
                   Development District Special
                   Assessment Rev., 5.75%, 5/1/06                           136
--------------------------------------------------------------------------------
              180  Arbor Greene Community
                   Development District Special
                   Assessment Rev., 6.50%, 5/1/07                           183
--------------------------------------------------------------------------------
            1,000  Double Branch Community
                   Development District Special
                   Assessment Rev., Series 2002 A,
                   6.70%, 5/1/34                                          1,025
--------------------------------------------------------------------------------
              530  Fleming Island Plantation
                   Community Development District
                   Special Assessment Rev., Series
                   2000 B, 7.375%, 5/1/31                                   569
--------------------------------------------------------------------------------
            1,500  Gateway Services Community
                   Development District Special
                   Assessment Rev., Series 2003 B,
                   (Sun City Center), 5.50%, 5/1/10                       1,502
--------------------------------------------------------------------------------
            1,225  Heritage Harbor South Community
                   Development District Rev., Series
                   2002 B, 5.40%, 11/1/08                                 1,231
--------------------------------------------------------------------------------
              210  Maple Ridge Community
                   Development District Special
                   Assessment Rev., Series 2000 B,
                   6.15%, 11/1/04                                           213
--------------------------------------------------------------------------------
            1,000  Orange County School Board COP,
                   Series 2002 A, 5.50%, 8/1/19
                   (MBIA)                                                 1,145
--------------------------------------------------------------------------------
              900  Reunion East Community
                   Development District Special
                   Assessment Rev., Series 2002 B,
                   5.90%, 11/1/07                                           907
--------------------------------------------------------------------------------
              380  Stoneybrook West Community
                   Development District Special
                   Assessment Rev., Series 2000 A,
                   7.00%, 5/1/32                                            399
--------------------------------------------------------------------------------
              985  Waterchase Community
                   Development District Rev., Series
                   2001 A, 6.70%, 5/1/32                                  1,013
--------------------------------------------------------------------------------
                                                                          8,323
--------------------------------------------------------------------------------
GEORGIA -- 1.0%
--------------------------------------------------------------------------------
              500  Atlanta Water & Wastewater Rev.,
                   Series 1999 A, 5.50%, 11/1/18
                   (FGIC)                                                   607
--------------------------------------------------------------------------------
MARYLAND -- 6.2%
--------------------------------------------------------------------------------
            1,250  Anne Arundel County Special
                   Obligation Rev., (Arundel Mills),
                   7.10%, 7/1/29                                          1,371
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    6

High-Yield Municipal - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

           $1,000  Anne Arundel County Special
                   Obligation Rev., (National Business
                   Park), 7.375%, 7/1/28                                $ 1,093
--------------------------------------------------------------------------------
            1,250  Prince Georges County Rev.,
                   (Woodview Village Phase II -
                   Subdistrict), 7.00%, 7/1/32                            1,281
--------------------------------------------------------------------------------
                                                                          3,745
--------------------------------------------------------------------------------
MICHIGAN -- 0.9%
--------------------------------------------------------------------------------
              500  East China School District GO,
                   5.50%, 5/1/18 (Q-SBLF)                                   571
--------------------------------------------------------------------------------
MISSOURI -- 3.6%
--------------------------------------------------------------------------------
              860  Missouri Bottom Transportation
                   Development District Hazelwood
                   Rev., 7.20%, 5/1/33                                      879
--------------------------------------------------------------------------------
            1,205  Missouri Housing Development
                   Commission Mortgage Rev., Series
                   1998 B2, (Single Family), 6.40%,
                   9/1/29 (GNMA/FNMA)                                     1,315
--------------------------------------------------------------------------------
                                                                          2,194
--------------------------------------------------------------------------------
NEVADA -- 14.2%
--------------------------------------------------------------------------------
            1,000  Clark County Improvement District
                   No. 121 Special Assessment Rev.,
                   (Southern Highlands Area), 7.50%,
                   12/1/19                                                1,098
--------------------------------------------------------------------------------
            1,575  Henderson Local Improvement
                   Districts No. T-14 Special
                   Assessment Rev., 5.25%, 3/1/13(3)                      1,584
--------------------------------------------------------------------------------
            1,105  Henderson Redevelopment Agency
                   Tax Allocation, Series 2002 B,
                   7.10%, 10/1/22                                         1,154
--------------------------------------------------------------------------------
              350  Henderson Redevelopment Agency
                   Tax Allocation, Series 2002 B,
                   7.20%, 10/1/25                                           366
--------------------------------------------------------------------------------
              500  Las Vegas Special Assessment Rev.,
                   (Special Improvement District
                   No. 808-Summerlin), 5.40%, 6/1/06                        520
--------------------------------------------------------------------------------
              500  Las Vegas Special Assessment Rev.,
                   (Special Improvement District
                   No. 808-Summerlin), 5.70%, 6/1/08                        520
--------------------------------------------------------------------------------
            1,165  North Las Vegas Special Assessment
                   Rev., (Special Improvement District
                   No. 60-Aliante), 5.25%, 12/1/10                        1,191
--------------------------------------------------------------------------------
              500  North Las Vegas Special Assessment
                   Rev., (Special Improvement District
                   No. 60-Aliante), 5.60%, 12/1/12                          510
--------------------------------------------------------------------------------
              755  Reno Special Assessment District
                   No. 4 Rev., (Somersett Parkway),
                   5.20%, 12/1/10                                           770
--------------------------------------------------------------------------------
              795  Reno Special Assessment District
                   No. 4 Rev., (Somersett Parkway),
                   5.45%, 12/1/11                                           813
--------------------------------------------------------------------------------
                                                                          8,526
--------------------------------------------------------------------------------
NEW JERSEY -- 5.0%
--------------------------------------------------------------------------------
            1,000  New Jersey Economic Development
                   Auth. Rev., Series 1999 A,
                  (Transportation Sublease), 6.00%,
                   5/1/16 (FSA)                                           1,166
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

           $2,000  Tobaco Settlement Financing Corp.
                   Rev., 6.75%, 6/1/39                                  $ 1,864
--------------------------------------------------------------------------------
                                                                          3,030
--------------------------------------------------------------------------------
NEW YORK -- 1.7%
--------------------------------------------------------------------------------
            1,000  Onondaga County Industrial
                   Development Auth. Rev., (Air Cargo),
                   (Sub Lien), 7.25%, 1/1/32                              1,005
--------------------------------------------------------------------------------
NORTH CAROLINA -- 3.3%
--------------------------------------------------------------------------------
            1,000  North Carolina Eastern Municipal
                   Power Agency Rev., Series 2003 D,
                   5.125%, 1/1/23                                         1,001
--------------------------------------------------------------------------------
            1,000  North Carolina Eastern Municipal
                   Power Agency Rev., Series 2003 D,
                   5.125%, 1/1/26                                         1,002
--------------------------------------------------------------------------------
                                                                          2,003
--------------------------------------------------------------------------------
OHIO -- 1.9%
--------------------------------------------------------------------------------
            1,000  Plain Local School District GO,
                   5.50%, 12/1/19 (FGIC)                                  1,141
--------------------------------------------------------------------------------
PENNSYLVANIA -- 3.3%
--------------------------------------------------------------------------------
            1,200  Dauphin County General Auth. Rev.,
                   (Hyatt Regency Hotel & Conference
                   Center), 6.20%, 1/1/29                                   974
--------------------------------------------------------------------------------
              980  New Morgan Municipal Auth. Office
                   Rev., Series 1999 A,
                   (Commonwealth Office), 5.375%,
                   6/1/08                                                   985
--------------------------------------------------------------------------------
                                                                          1,959
--------------------------------------------------------------------------------
RHODE ISLAND -- 1.0%
--------------------------------------------------------------------------------
              500  Cranston GO, 6.375%, 11/15/17
                   (FGIC)                                                   605
--------------------------------------------------------------------------------
TEXAS -- 3.9%
--------------------------------------------------------------------------------
              890  Abia Development Corp. Airport
                   Facilities Rev., (Aero Austin L.P.),
                   6.75%, 1/1/11                                            859
--------------------------------------------------------------------------------
              400  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence), 6.125%,
                   7/1/22                                                   421
--------------------------------------------------------------------------------
            1,000  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence), 6.30%,
                   7/1/32                                                 1,055
--------------------------------------------------------------------------------
                                                                          2,335
--------------------------------------------------------------------------------
UTAH -- 3.5%
--------------------------------------------------------------------------------
              685  Bountiful Hospital Rev., (South
                   Davis Community Hospital), 5.125%,
                   12/15/05 (Acquired 9/24/98, Cost
                   $680)(2)                                                 698
--------------------------------------------------------------------------------
            1,235  West Valley City Rev., Series
                   2001 A, 5.50%, 7/15/15 (MBIA)                          1,430
--------------------------------------------------------------------------------
                                                                          2,128
--------------------------------------------------------------------------------
WASHINGTON -- 2.2%
--------------------------------------------------------------------------------
              860  Cowlitz County School District
                   No. 458 Kelso GO, 5.75%, 12/1/18
                   (FSA)                                                  1,001
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

High-Yield Municipal - Schedule of Investments

MAY 31, 2003

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

           $  250  Port of Seattle Rev., Series 2000 B,
                   6.00%, 2/1/15 (MBIA)                                 $   305
--------------------------------------------------------------------------------
                                                                          1,306
--------------------------------------------------------------------------------
WYOMING(4)
--------------------------------------------------------------------------------
                5  Wyoming Community Development
                   Auth. Rev., Series 1990 B, (Single
                   Family Mortgage), 8.125%, 6/1/21
                   (FHA)                                                      5
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $54,798)                                                           57,200
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 5.0%
ARIZONA -- 0.8%
--------------------------------------------------------------------------------
              500  Tempe Excise Tax Rev., (Center for
                   the Arts), VRDN, 1.35%, 6/2/03                           500
--------------------------------------------------------------------------------
FLORIDA -- 2.5%
--------------------------------------------------------------------------------
              200  Florida Housing Finance Corporation
                   Rev., VRDN, 1.39%, 6/5/03
                   (Acquired 4/21/03, Cost $200)(2)                         200
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                      Value
--------------------------------------------------------------------------------

           $  500  Pinellas County Health Facilities
                   Auth. Rev., (Pooled Hospital Loan
                   Program), VRDN, 1.35%, 6/2/03
                   (AMBAC)                                              $   500
--------------------------------------------------------------------------------
              800  Sarasota County Public Hospital
                   Board Rev., Series 2003 A,
                   (Sarasota Memorial Hospital), VRDN,
                   1.45%, 6/2/03                                            800
--------------------------------------------------------------------------------
                                                                          1,500
--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.7%
--------------------------------------------------------------------------------
            1,000  Allegheny County Industrial
                   Development Auth. Rev., Series
                   2001 A, (Longwood), VRDN, 1.35%,
                   6/2/03 (Radian Asset Assurance
                   Inc.) (SBBPA: Fleet National Bank)                     1,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $3,000)                                                             3,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $57,798)                                                          $60,200
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

MBIA = MBIA Insurance Corp.

Q-SBLF = Qualified State Bond Loan Fund

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective May 31, 2003.

(1)  Security, or a portion thereof, has been segregated for when-issued security.

(2)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2003, was $3,674 (in thousands), which represents 6.3% of net assets.

(3)  When-issued security.

(4)  Category is less than 0.05% of total investment securities.

See Notes to Financial Statements.

-----
    8

Statement of Assets and Liabilities

MAY 31, 2003
(Amounts In Thousands Except Per-Share Amounts)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $57,798)                  $     60,200
              -----------------------------------------------------------------
Receivable for capital shares sold                                           97
              -----------------------------------------------------------------
Interest receivable                                                         923
-------------------------------------------------------------------------------
                                                                         61,220
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                            1,636
              -----------------------------------------------------------------
Payable for investments purchased                                         1,575
              -----------------------------------------------------------------
Accrued management fees                                                      30
              -----------------------------------------------------------------
Distribution fees payable                                                     1
              -----------------------------------------------------------------
Service fees payable                                                          1
              -----------------------------------------------------------------
Dividends payable                                                            77
-------------------------------------------------------------------------------
                                                                          3,320
-------------------------------------------------------------------------------
NET ASSETS                                                         $     57,900
===============================================================================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Capital paid in                                                    $     57,308
              -----------------------------------------------------------------
Accumulated net realized loss on investment transactions                 (1,810)
              -----------------------------------------------------------------
Net unrealized appreciation on investments                                2,402
-------------------------------------------------------------------------------
                                                                   $     57,900
===============================================================================

INVESTOR CLASS ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                         $ 53,620,727
              -----------------------------------------------------------------
Shares outstanding                                                    5,230,561
              -----------------------------------------------------------------
Net asset value per share                                          $      10.25
-------------------------------------------------------------------------------

A CLASS ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                         $  2,117,370
              -----------------------------------------------------------------
Shares outstanding                                                      206,544
              -----------------------------------------------------------------
Net asset value per share                                          $      10.25
              -----------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)          $      10.73
-------------------------------------------------------------------------------

B CLASS ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                         $    707,921
              -----------------------------------------------------------------
Shares outstanding                                                       69,055
              -----------------------------------------------------------------
Net asset value per share                                          $      10.25
-------------------------------------------------------------------------------

C CLASS ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                         $  1,453,990
              -----------------------------------------------------------------
Shares outstanding                                                      141,833
              -----------------------------------------------------------------
Net asset value per share                                          $      10.25
-------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Statement of Operations

YEAR ENDED MAY 31, 2003
(Amounts In Thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Interest                                                              $2,652
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                          285
-----------------------------------------------------------------
Distribution fees:
-----------------------------------------------------------------
  B Class                                                                  1
-----------------------------------------------------------------
  C Class                                                                  1
-----------------------------------------------------------------
Service fees:
-----------------------------------------------------------------
  B Class                                                                --
-----------------------------------------------------------------
  C Class                                                                  1
-----------------------------------------------------------------
Service and distribution fees -- A Class                                   1
-----------------------------------------------------------------
Trustees' fees and expenses                                                2
-----------------------------------------------------------------
Other expenses                                                             1
--------------------------------------------------------------------------------
                                                                         292
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                  2,360
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                             387
-----------------------------------------------------------------
Change in net unrealized appreciation on investments                   1,368
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                       1,755
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $4,115
================================================================================

See Notes to Financial Statements.

-----
   10

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2003 AND MAY 31, 2002
(Amounts In Thousands)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                     2003         2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                 $  2,360         $  1,657
                               ------------------------------------------------
Net realized gain (loss)                                   387              (26)
                               ------------------------------------------------
Change in net unrealized appreciation                    1,368              815
-------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                4,115            2,446
-------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net investment income:
                               ------------------------------------------------
  Investor Class                                        (2,333)          (1,657)
                               ------------------------------------------------
  A Class                                                  (11)            --
                               ------------------------------------------------
  B Class                                                   (3)            --
                               ------------------------------------------------
  C Class                                                  (13)            --
-------------------------------------------------------------------------------
Decrease in net assets
from distributions                                      (2,360)          (1,657)
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                              19,983            6,031
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                              21,738            6,820

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                     36,162           29,342
-------------------------------------------------------------------------------
End of period                                         $ 57,900         $ 36,162
===============================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Notes to Financial Statements

MAY 31, 2003 (Amounts In Thousands)

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act.
The fund's investment objective is to seek high current income exempt from federal income taxes. Capital appreciation is a secondary objective.  The fund invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yield. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk.  The fund invests primarily in long- and intermediate-term municipal obligations. The fund may concentrate its investments in certain states and therefore may have more exposure to credit risk related to those states than funds that have broader geographical diversification. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class and B Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors. Sale of the C Class commenced on July 24, 2002.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and  paid annually.

USE OF ESTIMATES -- The financial statements  are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

-----
   12

Notes to Financial Statements

MAY 31, 2003 (Amounts In Thousands)

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM.

The rates for the Investment Category Fee range from 0.2925% to 0.4100% and the rates for the Complex Fee range from 0.2900% to 0.3100% (Investor, A, B, and C
Classes). For the year ended May 31, 2003, the effective annual management fee was 0.63% for the Investor, A, B and C Classes.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                               B         C
--------------------------------------------------------------------------------
Distribution Fee                                             0.75%      0.50%
--------------------------------------------------------------------------------
Service Fee                                                  0.25%      0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. All or a portion of the distribution and service fees for the A Class and B Class were voluntarily waived during the year ended May 31, 2003. Fees incurred under the plans during the year ended May 31, 2003, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The fund has a bank line of credit agreement with J.P. Morgan Chase & Co. (JPM).
JPM is an equity investor in ACC.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended May 31, 2003, were $40,428 and $19,049, respectively.

                                                                    (continued)

                                                                          -----
                                                                          13

Notes to Financial Statements

MAY 31, 2003 (Amounts In Thousands)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                         SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2003
----------------------------------------------------
Sold                                                     3,267         $ 32,863
                           ----------------------------------------------------
Issued in reinvestment of distributions                    159            1,602
                           ----------------------------------------------------
Redeemed                                                (1,860)         (18,712)
-------------------------------------------------------------------------------
Net increase                                             1,566         $ 15,753
===============================================================================
YEAR ENDED MAY 31, 2002
                           ----------------------------------------------------
Sold                                                     1,840         $ 18,010
                           ----------------------------------------------------
Issued in reinvestment of distributions                    123            1,201
                           ----------------------------------------------------
Redeemed                                                (1,347)         (13,180)
-------------------------------------------------------------------------------
Net increase                                               616         $  6,031
===============================================================================

A CLASS
-------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2003(1)
                           ----------------------------------------------------
Sold                                                       208         $  2,104
                           ----------------------------------------------------
Issued in reinvestment of distributions                      1                9
                           ----------------------------------------------------
Redeemed                                                    (2)             (16)
-------------------------------------------------------------------------------
Net increase                                               207         $  2,097
===============================================================================

B CLASS
-------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2003(1)
                           ----------------------------------------------------
Sold                                                        69         $    702
                           ----------------------------------------------------
Issued in reinvestment of distributions                   --                  1
                           ----------------------------------------------------
Redeemed                                                  --                 (5)
-------------------------------------------------------------------------------
Net increase                                                69         $    698
===============================================================================

C CLASS
-------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2003(2)
                           ----------------------------------------------------
Sold                                                       145         $  1,472
                           ----------------------------------------------------
Issued in reinvestment of distributions                      1                7
                           ----------------------------------------------------
Redeemed                                                    (4)             (44)
-------------------------------------------------------------------------------
Net increase                                               142         $  1,435
===============================================================================

(1)  January 31, 2003 (commencement of sale) through May 31, 2003.

(2)  July 24, 2002 (commencement of sale) through May 31, 2003.

--------------------------------------------------------------------------------
5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620 million unsecured bank line of credit agreement with JPM, which was renewed from $650 million effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended May 31, 2003.

                                                                    (continued)

-----
   14

Notes to Financial Statements

MAY 31, 2003 (Amounts In Thousands)

--------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended May 31, 2003 and
May 31, 2002 were  as follows:

--------------------------------------------------------------------------------
                                                            2003       2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                            $2,360     $1,657
--------------------------------------------------------------------------------
Long-term capital gains                                      --         --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of May 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $57,798
================================================================================
Gross tax appreciation of investments                              $ 2,616
-----------------------------------------------------------
Gross tax depreciation of investments                                 (214)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $ 2,402
================================================================================
Undistributed taxable ordinary income                                 --
-----------------------------------------------------------
Undistributed tax-exempt ordinary income                              --
-----------------------------------------------------------
Accumulated long-term gains                                           --
-----------------------------------------------------------
Accumulated capital losses                                        $(1,810)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010.

--------------------------------------------------------------------------------
7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund designated exempt interest and capital gain dividends for the fiscal year ended May 31, 2003, as follows:

-------------------------------------------------------------------------------
Exempt interest dividends                                          $2,360
-------------------------------------------------------------------------------
Long-term capital gains                                              --
-------------------------------------------------------------------------------

                                                                          -----
                                                                          15

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
---------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $9.87          $9.62          $9.32         $10.12         $10.08
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income                0.53           0.53           0.53           0.51           0.54
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.38           0.25           0.30          (0.79)          0.07
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.91           0.78           0.83          (0.28)          0.61
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income          (0.53)         (0.53)         (0.53)         (0.51)         (0.54)
-----------------------------------
  From Net Realized Gains               --             --             --           (0.01)         (0.03)
---------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.53)         (0.53)         (0.53)         (0.52)         (0.57)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $10.25          $9.87          $9.62          $9.32         $10.12
=========================================================================================================
  TOTAL RETURN(1)                      9.40%          8.25%          9.13%         (2.81)%         6.18%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.64%          0.64%          0.64%        0.52%(2)       0.01%(2)
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  5.22%          5.39%          5.59%        5.31%(2)       5.28%(2)
-----------------------------------
Portfolio Turnover Rate                 43%            28%            50%            60%            92%
-----------------------------------
Net Assets, End of Period
(in thousands)                        $53,621        $36,162        $29,342        $28,189        $42,068
---------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(2)  ACIM voluntarily agreed to pay all expenses of the fund from March 31, 1998
     (inception) through April 30, 1999. In May 1999, ACIM began adding expenses at a rate of 0.10% of average daily closing net assets per month until
     October 31, 1999. In absence of the waiver, the annualized ratio of
     Operating expenses to average net assets would have been 0.64% for both periods and the annualized ratio of net investment income to average net assets would have been 4.65% and 4.74%, for the same periods, respectively.

See Notes to Financial Statements.

-----
   16

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income                                                 0.17
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                      0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.36
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                           (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.25
================================================================================
  TOTAL RETURN(2)                                                       3.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.88%(3)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  5.03%(3)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                43%(4)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $2,117
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through May 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          17

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       B CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income                                                 0.15
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                      0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.34
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                           (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.25
================================================================================
  TOTAL RETURN(2)                                                       3.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.63%(3)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.35%(3)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                43%(4)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $708
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through May 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

-----
   18

High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.03
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income                                                 0.39
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                      0.22
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.61
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                           (0.39)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.25
================================================================================
  TOTAL RETURN(2)                                                       6.15%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.39%(3)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.55%(3)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                43%(4)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $1,454
--------------------------------------------------------------------------------

(1)  July 24, 2002 (commencement of sale) through May 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          19

Report of Independent Auditors

To the Trustees of the American Century Municipal Trust and Shareholders of the
High-Yield Municipal Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the High-Yield Municipal Fund (one of the six funds in the American Century Municipal Trust hereafter referred to as the "Fund") at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at May 31,
2003 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 11, 2003

-----
   20

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------

RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                     (continued)

                                                                          -----
                                                                          21

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN (55)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc.  (2002 to present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS (58)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); Chief Operating Officer,
ACC (June 1996 to September 2000); General Counsel, ACC, ACIM, ACIS, ACSC, and
other ACC subsidiaries (June 1989 to June 1998); Also serves as: Executive Vice
President, ACIS, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

-----
   22

Management

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------

ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice  President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------

MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------

DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------

ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

                                                                          -----
                                                                          23

Share Class Information

Four classes of shares are authorized for sale by the fund: Investor Class,  A
Class, B Class, and C Class. The total expense ratios of A, B, and C Class shares are higher than those of Investor Class shares. ON JANUARY 31, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested.
A Class shares may be subject to a contingent deferred sales charge (CDSC).
There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  The prospectus contains information regarding reductions and waivers  of sales charges for A Class shares.  A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual
Rule 12b-1 service and distribution fee. B Class shares automatically convert to
A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

-----
   24

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing  a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

                                                                          -----
                                                                          25

Index Definitions

The following indices are used in the report to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Lehman Brothers Municipal Bond Index is a market-value-weighted index designed for the long-term tax-exempt bond market. The LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index  is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

-----
   26

Notes

                                                                          -----
                                                                          27

Notes

-----
   28

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0307                                  American Century Investment Services, Inc.
SH-ANN-35035N                      (c)2003 American Century Services Corporation

[front cover]

May 31, 2003

American Century
Annual Report

[photo]

Florida Municipal Money Market
Florida Municipal Bond

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You ........................................................    1

FLORIDA MUNICIPAL MONEY MARKET

FLORIDA MUNICIPAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Management ................................................................   21
Index Definition ..........................................................   24

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
Florida Municipal Money Market and Florida Municipal Bond funds for the fiscal year ended May 31, 2003.

The reports include comparative performance figures, commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder reports for these funds will be the semiannual reports dated November 30, 2003, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /*/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /*/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Florida Municipal Money Market - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                           ------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                              1 YEAR        5 YEARS    INCEPTION(1)      DATE
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL
MONEY MARKET                   0.96%         2.49%         2.98%        4/11/94
--------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S
OTHER STATESTAX-EXEMPT
MONEY MARKET FUNDS             0.77%         2.33%       2.77%(2)         --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)     10 of 41       8 of 32     2 of 18(2)        --
--------------------------------------------------------------------------------

(1)  Fund returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/96. Beginning on 1/1/97, management fees were phased in at a rate of 0.10% each month until 5/1/97.

(2)  Since 4/30/94, the date nearest the fund's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
A-1+                                         68%                   82%
--------------------------------------------------------------------------------
A-1                                          32%                   18%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
1-30 days                                    90%                   88%
--------------------------------------------------------------------------------
31-90 days                                    --                    2%
--------------------------------------------------------------------------------
91-180 days                                   4%                    2%
--------------------------------------------------------------------------------
More than 180 days                            6%                    8%
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
   7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                      0.83%
--------------------------------------------------------------------------------
   7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                      0.83%
--------------------------------------------------------------------------------
   7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                     1.11%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                     1.15%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                     1.24%
--------------------------------------------------------------------------------

35.0% Tax Bracket                                     1.28%
--------------------------------------------------------------------------------
*The tax brackets indicated are for federal taxes only.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share,  it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

-----
    2

Florida Municipal Money Market - Portfolio Commentary

By Alan Kruss, portfolio manager

PERFORMANCE SUMMARY

During the fiscal year ended May 31, 2003, Florida Municipal Money Market posted a total return of 0.96%, outperforming the 0.77% average return of the 41 funds in Lipper Inc.'s "Other States Tax Exempt Money Market Funds" category (see the previous page for additional performance information).

ECONOMIC & MARKET REVIEW

U.S. economic growth was limited during the fiscal year, while inflation remained well under control.

The Federal Reserve (the Fed) lowered its federal funds rate target in early
November, trimming it from 1.75% to 1.25%. It was the Fed's 12th rate cut since the beginning of 2001.

Municipal money market yields generally fell during the fiscal year, tracking the Fed's rate cut. For example, Florida Municipal Money Market's 7-day current yield fell from 1.14% on May 31, 2002, to 0.83% on May 31, 2003.

PORTFOLIO STRATEGY

We maintained a weighted portfolio average maturity of less than 30 days for much of the fiscal year, although we extended out to 35 days in early April. We also devoted a significant portion of the portfolio--more than 80%--to short-term variable-rate demand notes (known as "floaters" and referred to as
VRDNs in the Schedule of Investments). Municipal floaters generally offered yields that were competitive with those of one-year municipal securities, and they offered the potential to capture higher yields quickly if interest rates were to rise.

By the end of the fiscal year, floaters were offering higher yields than one-year notes. As a result, we increased Florida Municipal Money Market's holdings of floaters to about 95% of the portfolio by May 31, 2003.

The fund also held an average of 15% in non-Florida municipal money market securities. The primary exception was December 31, 2002, when the portfolio held
100% Florida securities to meet the requirements for intangibles tax relief.

SUBSEQUENT EVENT

In June, the Fed cut its federal funds rate target by another 25 basis points
(one quarter of a percentage point) to 1%. In its statement accompanying the rate cut, the Fed indicated that, while the "upside and downside risks" to  the economy were roughly equal, "an unwelcome substantial fall in inflation" was more likely than rising inflation.

As of June 30, 2003, Florida Municipal Money Market's seven-day current yield
(which is net of the fund's 0.51% annual expense ratio) was 0.65%. With more than 60 basis points of yield remaining, even after the Fed's June rate cut, we expect to maintain a positive yield on Florida Municipal Money Market unless there are significant further rate reductions. Should that happen, American
Century will examine all possible ways to maintain  a fund yield that is competitive and positive, including the waiver of management fees.

                                                                          -----
                                                                          3

Florida Municipal Money Market - Schedule of Investments

MAY 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

ALABAMA -- 3.1%
--------------------------------------------------------------------------------
       $2,000,000  Anniston Industrial Development
                   Board Rev., (Hunjan Moulded
                   Products Ltd.), VRDN, 1.54%,
                   6/5/03 (LOC: AmSouth Bank)                       $ 2,000,000
--------------------------------------------------------------------------------
CALIFORNIA -- 4.2%
--------------------------------------------------------------------------------
        2,736,450  San Bernardino County Housing
                   Auth. Rev., Series 2002 C, VRDN,
                   1.21%, 6/2/03, Final Maturity
                   9/1/03 (XLCA)                                      2,736,450
--------------------------------------------------------------------------------
COLORADO -- 4.6%
--------------------------------------------------------------------------------
        3,000,000  Thornton Rev., (Kroger Co.),
                   VRDN, 1.34%, 6/5/03 (LOC:
                   U.S. Bank N.A.)                                    3,000,000
--------------------------------------------------------------------------------
FLORIDA -- 80.3%
--------------------------------------------------------------------------------
        5,300,000  Broward County Airport Exempt
                   Facility Rev., (Various LearJet
                   Inc. Projects), VRDN, 1.35%,
                   6/5/03 (LOC: Bank of America
                   N.A.)                                              5,300,000
--------------------------------------------------------------------------------
        1,400,000  Broward County Health Facilities
                   Auth. Rev., (John Knox Village),
                   VRDN, 1.35%, 6/2/03 (Radian
                   Asset Assurance Inc.) (SBBPA:
                   LaSalle Bank N.A.)                                 1,400,000
--------------------------------------------------------------------------------
        1,005,000  Broward County Industrial
                   Development Rev., (MDR Fitness
                   Corp.), VRDN, 1.30%, 6/4/03
                   (LOC: SunTrust Bank) (Acquired
                   2/28/96-4/9/96, Cost
                   $1,005,000)(1)                                     1,005,000
--------------------------------------------------------------------------------
        1,635,000  Broward County Industrial
                   Development Rev., VRDN, 1.30%,
                   6/4/03 (LOC: SunTrust Bank)
                   (Acquired 6/28/01, Cost
                   $1,635,000)(1)                                     1,635,000
--------------------------------------------------------------------------------
        1,400,000  Coral Springs Industrial
                   Development Rev., (Royal
                   Plastics Group), VRDN, 1.30%,
                   6/4/03 (LOC: SunTrust Bank)
                   (Acquired 1/31/01, Cost
                   $1,400,000)(1)                                     1,400,000
--------------------------------------------------------------------------------
        7,300,000  Florida Housing Finance Agency
                   Multifamily Rev., (Country Club),
                   VRDN, 1.34%, 6/5/03 (LOC:
                   Freddie Mac)                                       7,300,000
--------------------------------------------------------------------------------
        3,750,000  Florida Housing Finance Agency
                   Multifamily Rev., (Woodlands),
                   VRDN, 1.30%, 6/4/03 (LOC:
                   Northern Trust Company)                            3,750,000
--------------------------------------------------------------------------------
        2,120,000  Florida Housing Finance Agency
                   Trust Receipts, VRDN, 1.40%,
                   6/4/03 (LOC: Bank of New York)
                   (MBIA) (Acquired 1/23/01-
                   6/26/01, Cost $2,120,000)(1)                       2,120,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,500,000  Florida Housing Finance
                   Corporation Rev., Series 2002-1,
                   (Tuscany Lakes), VRDN,
                   1.34%,
                   6/5/03 (LOC: FNMA)                               $ 1,500,000
--------------------------------------------------------------------------------
        6,365,000  Florida Housing Finance
                   Corporation Rev., VRDN, 1.39%,
                   6/5/03 (SBBPA: Merrill Lynch
                   Capital Services, Inc.) (Acquired
                   12/21/01-2/4/03, Cost
                   $6,365,000)(1)                                     6,365,000
--------------------------------------------------------------------------------
        1,500,000  Hillsborough County Aviation
                   Auth. Rev., VRDN, 1.32%,
                   6/5/03 (MBIA) (SBBPA: Svenska
                   Handelsbanken AB) (Acquired
                   2/20/03, Cost $1,500,000)(1)                       1,500,000
--------------------------------------------------------------------------------
        1,350,000  Hillsborough County Housing
                   Finance Auth. Multifamily Rev.,
                   (Royal Palm Key Apartments),
                   VRDN, 1.27%, 6/4/03 (FNMA)                         1,350,000
--------------------------------------------------------------------------------
        1,900,000  Hillsborough County Industrial
                   Development Auth. Rev.,
                   (Seaboard Tampa), VRDN,  1.35%,
                   6/4/03 (LOC: First
                   Union National Bank)                               1,900,000
--------------------------------------------------------------------------------
          500,000  Indian River County Industrial
                   Development Rev., (Florida
                   Convention Centers), VRDN,
                   1.40%, 6/2/03 (LOC: Wells
                   Fargo Bank Minnesota, N.A.)                          500,000
--------------------------------------------------------------------------------
        4,300,000  Miami Health Facilities Auth.
                   Rev., VRDN, 1.34%, 6/5/03
                   (SBBPA: Westdeutsche  Landesbank
                   AG) (Acquired  8/22/02-11/7/02, Cost
                   $4,300,000)(1)                                     4,300,000
--------------------------------------------------------------------------------
        2,400,000  Miami-Dade County Industrial
                   Development Auth. Rev., (Dutton
                   Press Inc.), VRDN, 1.30%,
                   6/4/03 (LOC: SunTrust Bank)
                   (Acquired 12/27/00-4/11/01,
                   Cost $2,400,000)(1)                                2,400,000
--------------------------------------------------------------------------------
        2,150,000  Orange County Housing Finance
                   Auth. Multifamily Guaranteed
                   Mortgage Rev., Series 1989 A,
                   (Sundown Association II), VRDN,
                   1.30%, 6/4/03 (LOC: Northern
                   Trust Co.)                                         2,150,000
--------------------------------------------------------------------------------
        2,000,000  Palm Beach County Airport Rev.,
                   Series 2000 A, (Galaxy Aviation),
                   VRDN, 1.30%, 6/4/03 (LOC:
                   SunTrust Bank)                                     2,000,000
--------------------------------------------------------------------------------
          300,000  Palm Beach County Rev.,
                   (Convalescent Centers), VRDN,
                   1.40%, 6/4/03 (LOC: Wells
                   Fargo N.A.)                                          300,000
--------------------------------------------------------------------------------
        2,100,000  Pinellas County Industrial
                   Council Development Rev.,
                   (Hunter Douglas Inc.), VRDN,
                   1.30%, 6/4/03 (LOC: ABN Amro
                   Bank N.V.) (Acquired 3/17/97,
                   Cost $2,100,000)(1)                                2,100,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    4

Florida Municipal Money Market - Schedule of Investments

MAY 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

        $ 500,000  Sarasota County Public Hospital
                   Board Rev., Series 2003 A,
                   (Sarasota Memorial Hospital),
                   VRDN, 1.45%, 6/2/03 (AMBAC)                      $   500,000
--------------------------------------------------------------------------------
        1,000,000  Seminole County Industrial
                   Development Auth. Rev., VRDN,
                   1.39%, 6/5/03 (LOC: Bank of
                   America N.A.)                                      1,000,000
--------------------------------------------------------------------------------
                                                                     51,775,000
--------------------------------------------------------------------------------
NEW YORK -- 2.3%
--------------------------------------------------------------------------------
        1,500,000  New York State Thruway Auth.
                   Rev., Series 2003 A, 1.125%,
                   3/25/04                                            1,500,306
--------------------------------------------------------------------------------
TENNESSEE -- 2.4%
--------------------------------------------------------------------------------
          700,000  Cookeville Industrial
                   Development Board Rev., Series
                   2001 A, (Advocacy & Resources
                   Project), VRDN, 1.44%, 6/5/03
                   (LOC: AmSouth Bank)                                  700,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  850,000  Knox County Industrial
                   Development Board Rev.,
                   (Kroger Co.), VRDN, 1.34%,
                   6/5/03 (LOC: U.S. Bank Trust
                   N.A.)                                            $   850,000
--------------------------------------------------------------------------------
                                                                      1,550,000
--------------------------------------------------------------------------------
TEXAS -- 3.1%
--------------------------------------------------------------------------------
        2,000,000  Pasadena Independent School
                   District GO, Series 2000 A,
                   1.35%, 4/1/04 (PSF) (SBBPA:
                   Westdeutsche Landesbank AG)                        2,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                                $64,561,756
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

PSF = Permanent School Fund

SBBPA = Standby Bond Purchase Agreement

XLCA = XL Capital Assurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. If final maturity is indicated, then final maturity is used to calculate the weighted average portfolio maturity. Rate shown is effective May 31, 2003.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2003, was $22,825,000, which represented 35.6% of net assets. None of these securities are considered to be illiquid.

See Notes to Financial Statements.

                                                                          -----
                                                                          5

Florida Municipal Bond - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                            ------------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                1 YEAR       5 YEARS     INCEPTION**      DATE
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND           9.90%        6.29%         6.54%        4/11/94
--------------------------------------------------------------------------------
LEHMAN MUNICIPAL
5-YEAR GO INDEX                  8.72%        6.10%       6.19%(1)         --
--------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S
FLORIDA INTERMEDIATE
MUNICIPAL DEBT FUNDS             8.28%        5.12%       5.39%(2)         --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)        1 of 16      1 of 15     1 of 10(2)        --
--------------------------------------------------------------------------------

(1)  Since 3/31/94, the date nearest the fund's inception for which data are available.

(2)  Since 4/14/94, the date nearest the fund's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made April 11, 1994*

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended May 31
------------------------------------------------------------------------------------------------------------------
                     1994*     1995     1996      1997      1998      1999     2000      2001      2002      2003
------------------------------------------------------------------------------------------------------------------
Florida Municipal
Bond**               1.79%     7.31%    4.34%     6.63%     8.20%     4.71%    0.49%    10.70%     5.98%     9.90%
------------------------------------------------------------------------------------------------------------------
Lehman Municipal
5-Year GO Index      1.58%     6.89%    4.74%     6.08%     6.95%     4.90%    0.65%    10.17%     6.33%     8.72%
------------------------------------------------------------------------------------------------------------------

* From 4/11/94, the fund's inception date. Index data from 3/31/94, the date nearest the fund's inception for which data are available. Not annualized.

**Fund returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
    6

Florida Municipal Bond - Portfolio Commentary

By Kenneth Salinger, portfolio manager

PERFORMANCE SUMMARY

For the 12 months ended May 31, 2003, Florida Municipal Bond performed extremely well compared with its Lipper peers and the Lehman Brothers Municipal 5-Year
General Obligation Index. Florida Municipal Bond's 9.90% total return outpaced the 8.28% average return of the 16 Florida Intermediate Municipal Debt Funds tracked by Lipper Inc. The fund ranked first among its peer group based on those performances. By comparison, the Lehman Brothers Municipal 5-Year General
Obligation Index returned 8.72% for the year ended May 31, 2003. (See the previous page for details.)

Florida Municipal Bond's five-year performance was equally impressive, earning the fund a top-place finish based on the total returns of the 15 funds tracked by Lipper for that period.

ECONOMIC & MARKET BACKDROP

U.S. economic growth remained limited during the fiscal year. Real gross domestic product (GDP) moved forward at a mere 1.4% seasonally adjusted annual rate during the final quarter of 2002. That marked a sharp deceleration from the
4.0% pace that the economy achieved during 2002's third quarter and was little improvement over the 1.3% second-quarter pace.

That backdrop, geopolitical uncertainties, and other factors led the Federal
Reserve (the Fed) to reduce its target for the federal funds rate (generally considered the Fed's benchmark short-term interest rate) by 50 basis points
(0.50%) to 1.25% in early November.

But the U.S. economy remained resistant to a quicker pace of growth, pushing ahead at a 1.4% rate during 2003's first quarter. Mounting tensions between the
U.S. and Iraq led to a short-lived war early this year that fanned the flames of uncertainty and clouded the economic outlook.

The labor market faced its share of problems as well, with the nation's unemployment rate rising to 6.1% in May, up from a 5.8% average during 2003's first quarter. On the bright side, inflation remained well under control: as gauged by the consumer price index for all urban consumers, inflation rose 2.1%
during the year ended May 31.

By the end of the 12 months, although there were some signs of increased economic activity in April and May, conditions were generally sluggish, while consumer spending was lackluster overall, and manufacturing activity remained mixed.

Municipal bonds fared well in that environment, particularly during the last six months, with the longer maturities generally posting the biggest gains.

YIELDS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                      2.29%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                     3.05%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                     3.18%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                     3.42%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                     3.52%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
                                                      4.24%
--------------------------------------------------------------------------------
*The tax brackets indicated are for federal taxes only.

                                                                    (continued)

                                                                          -----
                                                                          7

Florida Municipal Bond - Portfolio Commentary

PORTFOLIO STRATEGIES

We decreased Florida Municipal Bond's interest rate sensitivity during the last six months, reducing its duration (a measurement of bond price sensitivity to interest rate changes) from 4.9 years at the end of November 2002, to 4.6 years at the end of May.

The portfolio's concentration in bonds rated AAA and AA remained largely unchanged over the last six months. Such securities represented approximately
87% of the portfolio six months ago. Although we subsequently picked up some bonds with A or lower ratings, AAA and AA  securities still comprised roughly
85% of the portfolio as of the end of the period.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
AAA                                          84%                   85%
--------------------------------------------------------------------------------
AA                                            1%                    2%
--------------------------------------------------------------------------------
A                                             6%                    5%
--------------------------------------------------------------------------------
BBB                                           9%                    8%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
GO                                                                 17%
--------------------------------------------------------------------------------
COPs/Leases                                                        15%
--------------------------------------------------------------------------------
Water & Sewer Revenue                                              14%
--------------------------------------------------------------------------------
Transportation Revenue                                             10%
--------------------------------------------------------------------------------
Hospital Revenue                                                    6%
--------------------------------------------------------------------------------

From a sector standpoint, general obligation bonds represented the portfolio's biggest allotment at the end of May. Next in line were certificates of participation, followed by water and sewer revenue and transportation revenue bonds.

In addition, we modified the portfolio's bond maturity structure. One of the biggest shifts over the last six months was an increase in the portfolio's holdings of bonds with durations of six years or less. At the end of November, those securities represented approximately 58% of holdings, but rose to nearly
65% by the end of May. At the same time, bonds with six- to nine-year durations declined from nearly 37% of the portfolio to just more than 30%.

-----
    8

Florida Municipal Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 94.7%

FLORIDA -- 89.7%
--------------------------------------------------------------------------------
       $2,110,000  Broward County Airport Systems
                   Rev., (Passenger Facility),
                   (Conventional Lien H-1), 5.25%,
                   10/1/12 (AMBAC)                                  $ 2,341,656
--------------------------------------------------------------------------------
          500,000  Broward County School Board
                   COP, Series 2002 B, 5.375%,
                   7/1/13 (FSA)                                         578,085
--------------------------------------------------------------------------------
        1,475,000  Collier County School Board
                   COP, 5.50%, 2/15/12 (FSA)                          1,752,330
--------------------------------------------------------------------------------
          960,000  Crossings at Fleming Island
                   Community Development
                   District Special Assessment
                   Rev., Series 2000 B, 5.20%,
                   5/1/04 (MBIA)                                        996,547
--------------------------------------------------------------------------------
          715,000  Crossings at Fleming Island
                   Community Development
                   District Special Assessment
                   Rev., Series 2000 B, 5.25%,
                   5/1/05 (MBIA)                                        769,662
--------------------------------------------------------------------------------
          250,000  Dade County Aviation Rev.,
                   Series 1995 E, 5.50%, 10/1/10
                   (AMBAC)                                              277,080
--------------------------------------------------------------------------------
          525,000  Delray Beach Rev., 3.00%,
                   6/1/04 (FSA)                                         535,385
--------------------------------------------------------------------------------
        1,150,000  Duval County School Board COP,
                   5.75%, 7/1/16 (FSA)                                1,329,538
--------------------------------------------------------------------------------
          160,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.80%,
                   4/1/06 (GNMA/FNMA)                                   172,104
--------------------------------------------------------------------------------
          245,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.85%,
                   4/1/07 (GNMA/FNMA)                                   266,114
--------------------------------------------------------------------------------
        1,050,000  Florida Board of Education
                   Capital Outlay GO, Series
                   1995 C, 5.50%, 6/1/12 (MBIA)                       1,139,261
--------------------------------------------------------------------------------
        2,320,000  Florida Division of Bond Finance
                   Rev., Series 1998 B,
                   (Environmental Protection -
                   Preservation), 5.25%, 7/1/10
                   (FSA)(1)                                           2,670,969
--------------------------------------------------------------------------------
          450,000  Florida Housing Finance Agency
                   Rev., Series 1995 E,
                   (Williamsburg Village
                   Apartments), 5.60%, 12/1/07
                   (AMBAC)                                              487,044
--------------------------------------------------------------------------------
        1,075,000  Florida Housing Finance Corp.
                   Rev., Series 1999-2,
                   (Homeowner Mortgage), 4.60%,
                   1/1/21 (FSA)                                       1,093,770
--------------------------------------------------------------------------------
        1,165,000  Florida Keys Aqueduct Auth.
                   Rev., 5.00%, 9/1/20 (MBIA)(2)                      1,279,100
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,280,000  Florida Municipal Loan Council
                   Rev., Series 2002 C, 4.00%,
                   11/1/11 (MBIA)                                   $ 1,381,517
--------------------------------------------------------------------------------
        1,325,000  Florida Municipal Loan Council
                   Rev., Series 2002 C, 4.00%,
                   11/1/12 (MBIA)                                     1,428,257
--------------------------------------------------------------------------------
        1,895,000  Florida Municipal Loan Council
                   Rev., Series 2002 C, 5.25%,
                   11/1/21 (MBIA)                                     2,108,964
--------------------------------------------------------------------------------
        1,000,000  Florida Turnpike Auth. Rev.,
                   Series 1993 A, (Department of
                   Transportation), 5.00%,
                   7/1/03,  Prerefunded at 101% of Par
                   (FGIC)(3)                                          1,013,400
--------------------------------------------------------------------------------
          350,000  Gainesville Utilities System Rev.,
                   Series 1996 A, 5.75%, 10/1/09                        418,184
--------------------------------------------------------------------------------
          675,000  Greater Orlando Aviation Auth.
                   Rev., Series 1999 A, 5.25%,
                   10/1/09 (FGIC)                                       763,054
--------------------------------------------------------------------------------
          400,000  Hillsborough County Port District
                   Special Rev., 6.50%, 6/1/04
                   (FSA)                                                420,208
--------------------------------------------------------------------------------
        1,715,000  Hillsborough County School
                   Board Sales Tax Rev., 4.00%,
                   10/1/03 (AMBAC)                                    1,732,167
--------------------------------------------------------------------------------
        1,235,000  Indian River County Rev.,
                   (Spring Training Facility),
                   5.25%, 4/1/15 (FGIC)                               1,406,381
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 2.75%, 5/1/06
                   (MBIA)                                               306,163
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 3.10%, 5/1/07
                   (MBIA)                                               308,741
--------------------------------------------------------------------------------
          310,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 3.40%, 5/1/08
                   (MBIA)                                               327,875
--------------------------------------------------------------------------------
          330,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 3.65%, 5/1/09
                   (MBIA)                                               352,480
--------------------------------------------------------------------------------
          350,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 3.85%, 5/1/10
                   (MBIA)                                               375,358
--------------------------------------------------------------------------------
          625,000  Julington Creek Plantation
                   Community Development District
                   Assessment Rev., 4.00%, 5/1/11
                   (MBIA)                                               671,263
--------------------------------------------------------------------------------
          850,000  Lee County Industrial
                   Development Health Care
                   Facilities Auth. Rev., Series
                   1999 A, (Shell Point Village),
                   5.50%, 11/15/09                                      921,417
--------------------------------------------------------------------------------
        1,290,000  Lee County Transportation
                   Facilities Rev., Series 2001 A,
                   4.80%, 10/1/12 (AMBAC)                             1,458,061
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          9

Florida Municipal Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 3.35%, 11/15/04                         $ 1,014,530
--------------------------------------------------------------------------------
        1,325,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 4.25%, 11/15/07                           1,391,250
--------------------------------------------------------------------------------
        1,000,000  Miami Beach Stormwater Rev.,
                   5.75%, 9/1/17 (FGIC)                               1,176,960
--------------------------------------------------------------------------------
        1,910,000  Miami Beach Water & Sewer
                   Rev., 5.625%, 9/1/16 (AMBAC)                       2,227,346
--------------------------------------------------------------------------------
          650,000  Miami Parking Facilities Rev.,
                   5.25%, 10/1/15 (MBIA)                                772,116
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/16 (FSA)                               1,150,880
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/17 (FSA)                               1,147,440
--------------------------------------------------------------------------------
          160,000  Orange County Health Facilities
                   Auth. Rev., Series 1996 A,
                   (Orlando Regional Healthcare),
                   6.00%, 10/1/04 (MBIA)                                170,378
--------------------------------------------------------------------------------
          390,000  Orange County Health Facilities
                   Auth. Rev., Series 1996 A,
                   (Orlando Regional Healthcare),
                   6.00%, 10/1/04 (MBIA)(3)                             415,459
--------------------------------------------------------------------------------
        1,875,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      2,147,080
--------------------------------------------------------------------------------
          450,000  Orlando and Orange County
                   Expressway Auth. Rev., 6.50%,
                   7/1/11 (FGIC)                                        567,122
--------------------------------------------------------------------------------
        1,000,000  Orlando and Orange County
                   Expressway Auth. Rev., Linked
                   Inverse Floater, 5.10%, 7/1/03,
                   Prerefunded at 102% of Par
                   (FGIC)(3)                                          1,023,270
--------------------------------------------------------------------------------
          500,000  Orlando Utilities Commission
                   Water & Electric Rev., 5.70%,
                   10/1/04                                              530,655
--------------------------------------------------------------------------------
        1,300,000  Orlando Utilities Commission
                   Water & Electric Rev., Series
                   1993 B, 5.25%, 10/1/03,
                   Prerefunded at 101% of Par
                   (MBIA-IBC)(3)                                      1,331,408
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 4.00%, 10/1/06
                   (MBIA)                                             1,081,890
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County School
                   Board COP, Series 2002 A,
                   5.375%, 8/1/17 (FSA)                               1,145,510
--------------------------------------------------------------------------------
        2,000,000  Pasco County Solid Waste
                   Disposal & Resource Recovery
                   System Rev., 6.00%, 4/1/10
                   (AMBAC)                                            2,331,280
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  500,000  Pensacola Airport Rev., Series
                   1997 B, 5.40%, 10/1/07 (MBIA)                    $   563,495
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.45%, 12/1/04                        310,275
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.55%, 12/1/05                        316,551
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.70%, 12/1/07                        321,894
--------------------------------------------------------------------------------
        1,000,000  Polk County Housing Finance
                   Auth. Multifamily Housing Rev.,
                   Series 1997 A, (Winter Oaks
                   Apartments), 5.25%, 7/1/07
                   (FNMA)                                             1,071,280
--------------------------------------------------------------------------------
          705,000  Punta Gorda Rev., (Utility
                   Systems), 3.00%, 1/1/04
                   (AMBAC)                                              713,192
--------------------------------------------------------------------------------
        1,595,000  Seminole County GO, 5.375%,
                   10/1/17 (FGIC)                                     1,823,340
--------------------------------------------------------------------------------
        1,015,000  St. Lucie County Public
                   Improvement Rev., Series
                   2000 A, (800 MHZ Radio
                   System), 5.50%, 4/1/10 (MBIA)                      1,193,914
--------------------------------------------------------------------------------
        1,000,000  Sumter County School Board
                   COP, 5.50%, 1/1/21 (MBIA)                          1,131,610
--------------------------------------------------------------------------------
        1,000,000  Sunrise Utility System Rev.,
                   5.20%, 10/1/22 (AMBAC)                             1,121,220
--------------------------------------------------------------------------------
        1,000,000  Tampa Bay Water Utility System
                   Rev., Series 1998 B, 5.125%,
                   10/1/15 (FGIC)                                     1,122,130
--------------------------------------------------------------------------------
          400,000  Tampa Guaranteed Entitlement
                   Rev., 6.00%, 10/1/18 (AMBAC)                         493,832
--------------------------------------------------------------------------------
        1,000,000  Tampa Water & Sewer Rev.,
                   6.00%, 10/1/17 (FSA)                               1,271,410
--------------------------------------------------------------------------------
          910,000  Village Center Community
                   Development District
                   Recreational Rev., Series 2001 A,
                   3.75%, 11/1/05 (MBIA)                                964,063
--------------------------------------------------------------------------------
                                                                     63,124,915
--------------------------------------------------------------------------------
PUERTO RICO -- 1.6%
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities), 5.50%,
                   7/1/10 (Commonwealth
                   Guaranteed)                                        1,149,200
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 3.4%
--------------------------------------------------------------------------------
        2,385,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1999 A,
                   5.00%, 10/1/03                                     2,412,308
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $61,789,576)                                                   66,686,423
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   10

Florida Municipal Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 5.3%

FLORIDA -- 5.3%
--------------------------------------------------------------------------------
       $1,000,000  Pinellas County Health Facilities
                   Auth. Rev., (Pooled Hospital
                   Loan Program), VRDN, 1.35%,
                   6/2/03 (AMBAC) (SBBPA:
                   SunTrust Bank)                                   $ 1,000,000
--------------------------------------------------------------------------------
        2,700,000  Sarasota County Public Hospital
                   Board Rev., Series 2003 A,
                   (Sarasota Memorial Hospital),
                   VRDN, 1.45%, 6/2/03 (AMBAC)                        2,700,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $3,700,000)                                                     3,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $65,489,576)                                                  $70,386,423
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective May 31, 2003.

(1)  Security, or a portion thereof, has been segregated for a when-issued security.

(2)  When-issued security.

(3)  Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Statement of Assets and Liabilities

MAY 31, 2003
--------------------------------------------------------------------------------
                                                     FLORIDA
                                                    MUNICIPAL          FLORIDA
                                                   MONEY MARKET    MUNICIPAL BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$64,561,756 and $65,489,576)                       $ 64,561,756      $70,386,423
                                   ---------------------------------------------
Receivable for investments sold                            --          1,245,084
                                   ---------------------------------------------
Receivable for capital shares sold                         --              9,260
                                   ---------------------------------------------
Interest receivable                                     110,361          687,881
                                   ---------------------------------------------
Prepaid portfolio insurance                               4,970             --
--------------------------------------------------------------------------------
                                                     64,677,087       72,328,648
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                                     491,697          885,788
                                   ---------------------------------------------
Payable for investments purchased                          --          1,271,737
                                   ---------------------------------------------
Accrued management fees                                  26,856           29,393
                                   ---------------------------------------------
Dividends payable                                         2,420           64,219
 -------------------------------------------------------------------------------
                                                        520,973        2,251,137
--------------------------------------------------------------------------------
NET ASSETS                                         $ 64,156,114      $70,077,511
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                                64,205,536        6,208,406
================================================================================

NET ASSET VALUE PER SHARE                          $       1.00      $     11.29
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                    $ 64,205,125      $64,942,010
                                   ---------------------------------------------
Accumulated undistributed net realized gain
(loss) on investment transactions                       (49,011)         238,654
                                   ---------------------------------------------
Net unrealized appreciation on investments                 --          4,896,847
--------------------------------------------------------------------------------
                                                   $ 64,156,114      $70,077,511
================================================================================

See Notes to Financial Statements.

-----
   12

Statement of Operations

YEAR ENDED MAY 31, 2003
--------------------------------------------------------------------------------
                                                    FLORIDA
                                                   MUNICIPAL          FLORIDA
                                                  MONEY MARKET     MUNICIPAL BOND
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
                                   ---------------------------------------------
Interest                                             $ 930,936        $2,759,637
--------------------------------------------------------------------------------

EXPENSES:
                                   ---------------------------------------------
Management fees                                        314,527           321,620
                                   ---------------------------------------------
Trustees' fees and expenses                              3,493             3,465
                                   ---------------------------------------------
Portfolio insurance and other expenses                   8,660             1,480
--------------------------------------------------------------------------------
                                                       326,680           326,565
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                  604,256         2,433,072
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                                 (6,307)          462,181
                                   ---------------------------------------------
Change in net unrealized
appreciation on investments                               --           3,132,967
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 (6,307)        3,595,148
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $ 597,949        $6,028,220
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2003 AND MAY 31, 2002
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS    FLORIDA MUNICIPAL MONEY MARKET            FLORIDA MUNICIPAL BOND
----------------------------------------------------------------------------------------------------------
                                        2003                2002               2003               2002
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income                 $604,256           $1,191,613         $2,433,072         $2,131,286
----------------------------------
Net realized gain (loss)                (6,307)              (3,238)           462,181            467,557
----------------------------------
Change in net unrealized
appreciation                             --                  --              3,132,967            598,806
----------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations              597,949            1,188,375          6,028,220          3,197,649
----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
From net investment income            (604,881)          (1,191,613)        (2,433,072)        (2,131,435)
----------------------------------
From net realized gains                  --                  --               (379,812)          (618,292)
----------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (604,881)          (1,191,613)        (2,812,884)        (2,749,727)
----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Proceeds from shares sold           51,256,232           68,733,157         37,203,985         17,402,910
----------------------------------
Proceeds from reinvestment
of distributions                       572,270            1,142,498          2,002,779          1,902,532
----------------------------------
Payments for shares redeemed       (53,789,721)         (79,101,512)       (26,909,961)       (19,047,504)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                  (1,961,219)          (9,225,857)        12,296,803            257,938
----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                       (1,968,151)          (9,229,095)        15,512,139            705,860

NET ASSETS
----------------------------------------------------------------------------------------------------------
Beginning of period                 66,124,265           75,353,360         54,565,372         53,859,512
----------------------------------------------------------------------------------------------------------
End of period                      $64,156,114          $66,124,265        $70,077,511        $54,565,372
==========================================================================================================

Undistributed net
investment income                        --                 $625                --                 --
==========================================================================================================

TRANSACTIONS IN SHARES OF THE FUND
----------------------------------------------------------------------------------------------------------
Sold                                51,256,232          68,733,157          3,399,806          1,627,997
------------------------------------
Issued in reinvestment
of distributions                       572,270           1,142,498            182,002            177,920
------------------------------------
Redeemed                           (53,789,721)        (79,101,512)        (2,457,953)        (1,771,474)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in
shares of the fund                  (1,961,219)         (9,225,857)         1,123,855             34,443
==========================================================================================================

See Notes to Financial Statements.

-----
   14

Notes to Financial Statements

MAY 31, 2003

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Florida Municipal Money Market Fund (Municipal Money Market)
and Florida Municipal Bond Fund (Municipal Bond) (collectively, the funds) are two funds in a series issued by the trust. The funds are non-diversified under the 1940 Act. The funds' investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of Florida. The funds invest primarily in Florida municipal obligations. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of Florida than a fund with a broader geographical diversification. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities of Municipal Money Market are valued at amortized cost, which approximates current market value. Securities of Municipal
Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Municipal Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears.  It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Municipal Money Market and from 0.1625% to 0.2800% for Municipal Bond. The rates for the Complex Fee range from 0.2900% to 0.3100%. For the year ended May 31, 2003, the effective annual management fee for Municipal Money Market and Municipal Bond was 0.49%
and 0.50%, respectively.

                                                                    (continued)

                                                                          -----
                                                                          15

Notes to Financial Statements

MAY 31, 2003

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

MONEY MARKET INSURANCE -- Municipal Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal and interest and insolvency of a credit enhancement provider. Municipal Money Market pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust 's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust 's transfer agent, American Century Services Corporation.

Municipal Bond has a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Municipal Bond, excluding short-term investments, for the year ended May 31, 2003, were $39,062,988 and
$27,773,867, respectively. All investment transactions for Municipal Money
Market were short-term during the year ended May 31, 2003.

--------------------------------------------------------------------------------
4. BANK LINE OF CREDIT

Municipal Bond, along with certain other funds managed by ACIM, has a
$620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from $650,000,000 effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%.
Municipal Bond did not borrow from the line during the year ended May 31, 2003.

--------------------------------------------------------------------------------
5. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended May 31, 2003 and
May 31, 2002 were  as follows:

--------------------------------------------------------------------------------
                         FLORIDA MUNICIPAL MONEY MARKET   FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
                              2003          2002            2003         2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income             $604,881     $1,191,613      $2,810,518   $2,694,515
--------------------------------------------------------------------------------
Long-term capital gain         --            --             $2,366      $55,212
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

                                                                    (continued)

-----
   16

Notes to Financial Statements

MAY 31, 2003

--------------------------------------------------------------------------------
5. FEDERAL TAX INFORMATION (CONTINUED)

As of May 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                    FLORIDA
                                                   MUNICIPAL         FLORIDA
                                                 MONEY MARKET     MUNICIPAL BOND
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                   $64,561,756       $65,489,576
================================================================================
Gross tax appreciation of investments                 --            $4,896,847
----------------------------------------------
Gross tax depreciation of investments                 --                --
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                        --            $4,896,847
================================================================================
Undistributed taxable ordinary income                 --             $235,088
----------------------------------------------
Undistributed tax-exempt ordinary income              --                --
----------------------------------------------
Accumulated long-term gains                           --              $3,566
----------------------------------------------
Accumulated capital losses                         $(41,552)            --
----------------------------------------------
Capital loss deferral                              $(7,459)             --
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010 for
Municipal Money Market.

The capital loss deferrals represent net capital losses incurred in the seven-month period ended May 31, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

--------------------------------------------------------------------------------
6. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest and capital gain dividends for the fiscal year ended May 31, 2003, as follows:

--------------------------------------------------------------------------------
                                                    FLORIDA
                                                   MUNICIPAL         FLORIDA
                                                 MONEY MARKET     MUNICIPAL BOND
--------------------------------------------------------------------------------
Exempt interest dividends                          $604,881         $2,432,938
--------------------------------------------------------------------------------
Long-term capital gain                                --              $2,366
--------------------------------------------------------------------------------

                                                                          -----
                                                                          17

Florida Municipal Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
---------------------------------------------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $1.00          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income                0.01           0.02           0.04           0.03           0.03
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income          (0.01)         (0.02)         (0.04)         (0.03)         (0.03)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $1.00          $1.00          $1.00          $1.00          $1.00
=========================================================================================================
  TOTAL RETURN(1)                      0.96%          1.59%          3.72%          3.30%          2.92%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.51%          0.51%          0.50%          0.50%          0.50%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  0.95%          1.58%          3.67%          3.26%          2.88%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $64,156        $66,124        $75,353        $84,902        $87,509
---------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

-----
   18

Florida Municipal Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
---------------------------------------------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $10.73         $10.67         $10.08         $10.50         $10.56
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income                0.42           0.44           0.47           0.45           0.44
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.62           0.19           0.59          (0.41)          0.05
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations     1.04           0.63           1.06           0.04           0.49
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income          (0.42)         (0.44)         (0.47)         (0.45)         (0.44)
-----------------------------------
  From Net Realized Gains             (0.06)         (0.13)           --           (0.01)         (0.11)
---------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.48)         (0.57)         (0.47)         (0.46)         (0.55)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $11.29         $10.73         $10.67         $10.08         $10.50
=========================================================================================================
  TOTAL RETURN(1)                      9.90%          5.98%         10.70%          0.49%          4.71%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.51%          0.51%          0.51%          0.51%          0.51%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  3.78%          4.03%          4.49%          4.49%          4.13%
-----------------------------------
Portfolio Turnover Rate                 45%            75%           138%           155%           154%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $70,078        $54,565        $53,860        $46,077        $44,379
---------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

                                                                          -----
                                                                          19

Report of Independent Auditors

To the Trustees of the American Century Municipal Trust and Shareholders of the
Florida Municipal Money Market Fund and Florida Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Florida Municipal Money Market
Fund and the Florida Municipal Bond Fund (two of the six funds in the American
Century Municipal Trust hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the
United States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the
Funds' management; our responsibility  is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 11, 2003

-----
   20

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------

RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                     (continued)

                                                                          -----
                                                                          21

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN (55)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc.  (2002 to present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS (58)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); Chief Operating Officer,
ACC (June 1996 to September 2000); General Counsel, ACC, ACIM, ACIS, ACSC, and
other ACC subsidiaries (June 1989 to June 1998); Also serves as: Executive Vice
President, ACIS, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

-----
   22

Management

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------

ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice  President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------

MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------

DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------

ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

                                                                          -----
                                                                          23

Index Definition

The following index is used in the report to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The LEHMAN BROTHERS MUNICIPAL  5-YEAR GENERAL OBLIGATION INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

-----
24

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0307                                  American Century Investment Services, Inc.
SH-ANN-35033N                      (c)2003 American Century Services Corporation

[front cover]

May 31, 2003

American Century
Annual Report

[photo]

Arizona Municipal Bond

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You ........................................................    1

ARIZONA MUNICIPAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Management ................................................................   15
Index Definition ..........................................................   18

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
Arizona Municipal Bond fund for the fiscal year ended May  31, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder reports for this fund will be the semiannual report dated
November 30, 2003, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /*/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /*/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Arizona Municipal Bond - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                            ------------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                1 YEAR       5 YEARS     INCEPTION**      DATE
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND           9.36%        6.21%         6.37%        4/11/94
--------------------------------------------------------------------------------
LEHMAN MUNICIPAL
5-YEAR GO INDEX                  8.72%        6.10%       6.19%(1)         --
--------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S
OTHER STATES INTERMEDIATE
MUNICIPAL DEBT FUNDS             8.42%        5.05%       5.49%(2)         --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)       17 of 102     1 of 83     1 of 45(2)        --
--------------------------------------------------------------------------------

(1)  Since 3/31/94, the date nearest the fund's inception for which data are available.

(2)  Since 4/14/94, the date nearest the fund's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made April 11, 1994*

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended May 31
------------------------------------------------------------------------------------------------------------------------
                         1994*     1995      1996      1997      1998      1999      2000      2001      2002      2003
------------------------------------------------------------------------------------------------------------------------
Arizona Municipal
Bond**                   1.99%     7.52%     4.65%     5.77%     7.19%     4.51%     0.20%    10.57%     6.74%     9.36%
------------------------------------------------------------------------------------------------------------------------
Lehman Municipal
5-Year GO Index          1.58%     6.89%     4.74%     6.08%     6.95%     4.90%     0.65%    10.17%     6.33%     8.72%
------------------------------------------------------------------------------------------------------------------------

* From 4/11/94, the fund's inception date. Index data from 3/31/94, the date nearest the fund's inception for which data are available. Not annualized.

**Fund returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
    2

Arizona Municipal Bond - Portfolio Commentary

By Kenneth Salinger, portfolio manager

PERFORMANCE SUMMARY

For the 12 months ended May 31, 2003, Arizona Municipal Bond performed well compared with its Lipper peers and the Lehman Brothers Municipal  5-Year General
Obligation Index. Arizona Municipal Bond's 9.36% return outpaced the 8.42%
average return of the 102 Other States Intermediate Municipal Debt Funds tracked by Lipper Inc. The fund ranked among the top 20% of its peer group based on those performances. By comparison, the Lehman Brothers Municipal 5-Year General
Obligation Index returned 8.72% for the year. (See the previous page for details.)

Arizona Municipal Bond's five-year performance was even better, earning the fund the top spot in its Lipper group based on the total returns of the 83 funds tracked by Lipper for that period.

ECONOMIC & MARKET BACKDROP

U.S. economic growth remained limited during the fiscal year. Real gross domestic product (GDP) moved forward at a mere 1.4% seasonally adjusted annual rate during the final quarter of 2002. That marked a sharp deceleration from the
4.0% pace that the economy achieved during 2002's third quarter and was little improvement over the 1.3% second-quarter pace.

That backdrop, geopolitical uncertainties, and other factors led the Federal
Reserve (the Fed) to reduce its target for the federal funds rate (generally considered the Fed's benchmark short-term interest rate) by 50 basis points
(0.50%) to 1.25% in early November.

But the U.S. economy remained resistant to a quicker pace of growth, pushing ahead at a 1.4% rate during 2003's first quarter. Mounting tensions between the
U.S. and Iraq led to a short-lived war early this year that fanned the flames of uncertainty and clouded the economic outlook.

The labor market faced its share of problems as well, with the nation's unemployment rate rising to 6.1% in May, up from a 5.8% average during 2003's first quarter. On the bright side, inflation remained well under control: as gauged by the consumer price index for all urban consumers, inflation rose 2.1%
during the year ended May 31.

By the end of the 12 months, although there were some signs of increased economic activity in April and May, conditions were generally sluggish, while consumer spending was lackluster overall, and manufacturing activity remained mixed.

Municipal bonds fared well in that environment, particularly during the last six months, with the longer maturities generally posting the biggest gains.

YIELDS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                      2.41%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
28.54% Tax Bracket                                    3.37%
--------------------------------------------------------------------------------
31.40% Tax Bracket                                    3.51%
--------------------------------------------------------------------------------
36.38% Tax Bracket                                    3.79%
--------------------------------------------------------------------------------
38.28% Tax Bracket                                    3.90%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
                                                      3.66%
--------------------------------------------------------------------------------
*The tax brackets indicated are combined federal and state tax brackets.

                                                                    (continued)

                                                                          -----
                                                                          3

Arizona Municipal Bond - Portfolio Commentary

PORTFOLIO STRATEGIES

Arizona Municipal Bond's interest rate sensitivity decreased during the last six months. To make that happen, we reduced the portfolio's duration (a measurement of bond price sensitivity to interest rate changes) from 5.1 years at the end of November 2002, to 4.9 years as of May 31.

On the credit-quality front, we decreased the portfolio's concentration in bonds rated AAA and AA. Those securities represented approximately 95% of the portfolio at the end of November. But we picked up some bonds with A or lower ratings since then, so holdings  of AAA and AA bonds declined to roughly 87% of the portfolio by the end of May.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/03              11/30/02
--------------------------------------------------------------------------------
AAA                                          72%                   81%
--------------------------------------------------------------------------------
AA                                           15%                   14%
--------------------------------------------------------------------------------
A                                             4%                    1%
--------------------------------------------------------------------------------
BBB                                           9%                    4%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
GO                                                                 36%
--------------------------------------------------------------------------------
COPs/Leases                                                         9%
--------------------------------------------------------------------------------
Higher Education                                                    9%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                             8%
--------------------------------------------------------------------------------
Special Tax Revenue                                                 8%
--------------------------------------------------------------------------------

In addition, we modified the portfolio's bond maturity structure. One of the biggest shifts over the last six months was an increase in the portfolio's holdings of municipal bonds with durations of two to six years. At the end of
November, such bonds represented around 25% of the portfolio. By the end of May, that allotment had increased to approximately 34%. We sold some bonds with durations of six to nine years to help accomplish that shift.

From a sector standpoint, general obligation bonds represented the portfolio's biggest allotment at the end of May. Next in line were certificates of participation, followed by higher education and water and sewer revenue bonds.

-----
    4

Arizona Municipal Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.0%

ARIZONA -- 89.1%
--------------------------------------------------------------------------------
       $  500,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.25%, 7/1/20                      $   556,670
--------------------------------------------------------------------------------
        1,750,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.50%, 7/1/18                        2,021,915
--------------------------------------------------------------------------------
        1,000,000  Arizona Student Loan
                   Acquisition Auth. Rev., Series
                   1999 A1, (Guaranteed: Student
                   Loans), 5.65%, 5/1/14                              1,103,280
--------------------------------------------------------------------------------
        1,880,000  Arizona Tourism & Sports Auth.
                   Tax Rev., (Baseball Training
                   Facilities), 5.00%, 7/1/13                         2,032,280
--------------------------------------------------------------------------------
        1,250,000  Arizona Tourism & Sports Auth.
                   Tax Rev., Series 2003 A,
                   (Multipurpose Stadium
                   Facilities),  5.375%, 7/1/23
                   (MBIA)                                             1,388,713
--------------------------------------------------------------------------------
        1,000,000  Arizona Transportation Board
                   Highway Rev., Series 2002 B,
                   5.25%, 7/1/21                                      1,100,410
--------------------------------------------------------------------------------
        1,000,000  Arizona Transportation Board
                   Highway Rev., Series 2003 A,
                   5.00%, 7/1/22                                      1,075,840
--------------------------------------------------------------------------------
          930,000  Cochise County Unified School
                   District No. 68 GO, (Sierra
                   Vista), 2.50%, 7/1/07 (FSA)(1)                       952,385
--------------------------------------------------------------------------------
        1,000,000  Coconino County Unified School
                   District No. 1 GO, (Flagstaff),
                   5.25%, 7/1/03 (FSA)                                1,003,630
--------------------------------------------------------------------------------
        2,060,000  Energy Management Services
                   LLC Rev., (Arizona State
                   University - Main Campus),
                   4.50%, 7/1/11 (MBIA)                               2,288,947
--------------------------------------------------------------------------------
        1,000,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),
                   5.375%, 5/15/28                                    1,037,240
--------------------------------------------------------------------------------
          500,000  Glendale Industrial Development
                   Auth. Rev., Series 2001 A,
                   (Midwestern University), 5.75%,
                   5/15/21                                              548,260
--------------------------------------------------------------------------------
        1,515,000  Maricopa County Elementary
                   School District No. 68 GO,
                   (Alhambra), 2.75%, 7/1/08
                   (FSA)                                              1,552,299
--------------------------------------------------------------------------------
        1,615,000  Maricopa County Elementary
                   School District No. 79 GO,
                   Series 2000 A, (Litchfield
                   Elementary Projects of 1998),
                   4.55%, 7/1/07 (FSA)                                1,780,796
--------------------------------------------------------------------------------
          500,000  Maricopa County GO, 6.25%,
                   7/1/03 (FGIC)                                        502,235
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  340,000  Maricopa County Industrial
                   Development Auth. Hospital
                   Facility Rev., Series 1990 A,
                   (Samaritan Health Services),
                   7.15%, 12/1/04 (MBIA)(2)                         $   359,819
--------------------------------------------------------------------------------
          700,000  Maricopa County Stadium
                   District Rev., 2.50%, 6/1/03
                   (AMBAC)                                              700,028
--------------------------------------------------------------------------------
        1,650,000  Maricopa County Stadium
                   District Rev., 2.50%, 6/1/04
                   (AMBAC)                                            1,673,678
--------------------------------------------------------------------------------
        1,445,000  Maricopa County Unified High
                   School District No. 210 GO,
                   (Phoenix), 4.75%, 7/1/11 (FSA)                     1,633,645
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified High
                   School District No. 210 GO,
                   Series 1992 E, (Phoenix),
                   7.10%, 7/1/04                                      1,064,860
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 1 GO, (Phoenix),
                   5.50%, 7/1/07, Prerefunded at
                   101% of Par (MBIA)(2)                              1,153,340
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 4 GO, Series 1993 E,
                   (Mesa), 5.25%, 7/1/03 (FGIC)                       1,003,620
--------------------------------------------------------------------------------
        1,040,000  Maricopa County Unified School
                   District No. 28 GO, Series
                   2001 B, (Kyrene), 4.30%,
                   7/1/07 (MBIA)(3)                                     954,907
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 48 GO, (Scottsdale),
                   6.60%, 7/1/12                                      1,277,550
--------------------------------------------------------------------------------
        1,955,000  Maricopa County Unified School
                   District No. 90 GO, Series
                   2003 A, (Saddle Mountain),
                   5.00%, 7/1/10                                      2,144,635
--------------------------------------------------------------------------------
        2,145,000  Mesa Industrial Development
                   Auth. Rev., Series 1998 A1,
                   (Lutheran Health System),
                   4.75%, 1/1/05 (MBIA)                               2,264,433
--------------------------------------------------------------------------------
        1,265,000  Mohave County Community
                   College District Rev., 5.75%,
                   3/1/14 (AMBAC)                                     1,472,789
--------------------------------------------------------------------------------
        1,150,000  Mohave County Community
                   College District Rev., (State
                   Board of Directors), 6.00%,
                   3/1/20 (MBIA)                                      1,344,856
--------------------------------------------------------------------------------
        1,255,000  Phoenix Civic Improvement Corp.
                   Airport Rev., Series 1998 B,
                   (Senior Lien), 5.00%, 7/1/03
                   (FSA)                                              1,259,129
--------------------------------------------------------------------------------
        1,500,000  Phoenix Civic Improvement Corp.
                   Excise Tax Rev., (Senior Lien),
                   5.00%, 7/1/26                                      1,595,880
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement Corp.
                   Rev., (Senior Lien), 5.00%,
                   7/1/05                                             1,070,430
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Arizona Municipal Bond - Schedule of Investments

MAY 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Phoenix Civic Improvement Corp.
                   Wastewater System Rev.,
                   (Junior Lien), 6.25%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FGIC)(2)                                        $ 1,242,760
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement Corp.
                   Water System Rev., (Junior
                   Lien), 6.50%, 7/1/06                               1,149,730
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement Corp.
                   Water System Rev., (Junior
                   Lien), 5.50%, 7/1/19 (FGIC)                        1,138,210
--------------------------------------------------------------------------------
        2,070,000  Phoenix GO, Series 1995 A,
                   6.25%, 7/1/17(4)                                   2,681,206
--------------------------------------------------------------------------------
        1,000,000  Phoenix GO, Series 1995 B,
                   5.25%, 7/1/15                                      1,111,750
--------------------------------------------------------------------------------
        1,220,000  Phoenix Industrial Development
                   Auth. Single Family Mortgage
                   Rev., Series 1998 A, 6.60%,
                   12/1/29 (GNMA/FNMA/FHLMC)                          1,264,884
--------------------------------------------------------------------------------
        1,710,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/18
                   (AMBAC)                                            2,024,093
--------------------------------------------------------------------------------
        1,800,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/19
                   (AMBAC)                                            2,120,274
--------------------------------------------------------------------------------
        1,550,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Ampitheater), 5.05%,
                   7/1/05, Prerefunded at 101%
                   of Par (MBIA)(2)                                   1,689,531
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater), 7.00%,
                   7/1/05 (MBIA)                                      1,119,010
--------------------------------------------------------------------------------
        1,125,000  Pima County Unified School
                   District No. 6 GO, (Marana),
                   5.50%, 7/1/15 (FGIC)                               1,302,188
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 12 GO, (Sunnyside),
                   5.50%, 7/1/05, Prerefunded at
                   101% of Par (MBIA)(2)                              1,099,490
--------------------------------------------------------------------------------
          560,000  Pinal County COP, 3.40%,
                   12/1/03 (AMBAC)                                      566,653
--------------------------------------------------------------------------------
          820,000  Pinal County COP, 4.75%,
                   6/1/13 (AMBAC)                                       914,054
--------------------------------------------------------------------------------
          435,000  Prescott Valley Municipal
                   Property Corp. Rev., 3.00%,
                   1/1/05 (FGIC)                                        447,645
--------------------------------------------------------------------------------
        1,500,000  Salt River Project Agricultural
                   Improvement and Power
                   District Electrical System Rev.,
                   Series 2001 A, 5.00%, 1/1/05                       1,590,615
--------------------------------------------------------------------------------
        1,345,000  Scottsdale GO, 4.00%, 7/1/04                       1,388,390
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                   Prerefunded at 100% of Par(2)                    $ 1,952,912
--------------------------------------------------------------------------------
        1,000,000  Sedona COP, 5.75%, 7/1/20                          1,091,050
--------------------------------------------------------------------------------
        1,645,000  University of Arizona COP,
                   Series 2002 A, 5.50%, 6/1/17
                   (AMBAC)                                            1,892,392
--------------------------------------------------------------------------------
          500,000  Yavapai County Unified School
                   District No. 28 GO, (Camp
                   Verde), 6.10%, 7/1/04 (FGIC)                         526,605
--------------------------------------------------------------------------------
                                                                     68,231,941
--------------------------------------------------------------------------------
PUERTO RICO -- 7.5%
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth GO,
                   (Public Improvement), 5.25%,
                   7/1/10                                             1,133,430
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth GO,
                   Series 2003 C, 5.00%, 7/1/21
                   (FSA)                                              1,134,790
--------------------------------------------------------------------------------
        2,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.00%, 7/1/11 (XLCA)                               2,306,200
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities), 5.50%,
                   7/1/10 (Commonwealth
                   Guaranteed)                                        1,149,200
--------------------------------------------------------------------------------
                                                                      5,723,620
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS- 1.4%
--------------------------------------------------------------------------------
        1,000,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1999 A,
                   (Gross Receipts Taxes), 5.00%,
                   10/1/04                                            1,042,910
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $69,672,552)                                                   74,998,471
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.0%
ARIZONA -- 2.0%
--------------------------------------------------------------------------------
        1,115,000  Pima County Industrial
                   Development Auth. Rev., (Lease
                   Purchase), VRDN, 1.35%,
                   6/5/03                                             1,115,000
--------------------------------------------------------------------------------
          400,000  Pinal County Industrial
                   Development Auth. Pollution
                   Control Rev., (Newmont), VRDN,
                   1.35%, 6/2/03 (LOC: ABN
                   AMRO Bank N.V.)                                      400,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $1,515,000)                                                     1,515,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $71,187,552)                                                  $76,513,471
================================================================================

See Notes to Financial Statements.                                  (continued)

-----
    6

Arizona Municipal Bond - Schedule of Investments

MAY 31, 2003

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective May 31, 2003.

XLCA = XL Capital Assurance Corp.

(1)  When-issued security.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)  Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

                                                                          -----
                                                                          7

Statement of Assets and Liabilities

MAY 31, 2003
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $71,187,552)                $76,513,471
                  --------------------------------------------------------------
Receivable for capital shares sold                                         6,710
                  --------------------------------------------------------------
Interest receivable                                                    1,302,876
--------------------------------------------------------------------------------
                                                                      77,823,057
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                         1,013,463
                  --------------------------------------------------------------
Payable for investments purchased                                        949,037
                  --------------------------------------------------------------
Accrued management fees                                                   31,834
                  --------------------------------------------------------------
Dividends payable                                                         41,316
--------------------------------------------------------------------------------
                                                                       2,035,650
--------------------------------------------------------------------------------
NET ASSETS                                                           $75,787,407
--------------------------------------------------------------------------------

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)                    6,650,811
================================================================================

NET ASSET VALUE PER SHARE                                            $     11.40
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                      $70,248,332
                  --------------------------------------------------------------
Undistributed net realized gain on investment transactions               213,156
                  --------------------------------------------------------------
Net unrealized appreciation on investments                             5,325,919
--------------------------------------------------------------------------------
                                                                     $75,787,407
================================================================================

See Notes to Financial Statements.

-----
    8

Statement of Operations

YEAR ENDED MAY 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Interest                                                              $3,017,188
--------------------------------------------------------------------------------

EXPENSES:
                  --------------------------------------------------------------
Management fees                                                          359,414
                  --------------------------------------------------------------
Trustees' fees and expenses                                                3,890
                  --------------------------------------------------------------
Other expenses                                                             1,205
--------------------------------------------------------------------------------
                                                                         364,509
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                  2,652,679
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                             436,649
                  --------------------------------------------------------------
Change in net unrealized appreciation on investments                   3,257,820
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                       3,694,469
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $6,347,148
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2003 AND MAY 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2003           2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $  2,652,679      $  2,380,919
                                -----------------------------------------------
Net realized gain                                     436,649           434,391
                                -----------------------------------------------
Change in net unrealized appreciation               3,257,820           962,732
-------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           6,347,148         3,778,042
-------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net investment income                         (2,652,679)       (2,381,156)
                                -----------------------------------------------
From net realized gains                              (485,706)         (368,733)
-------------------------------------------------------------------------------
Decrease in net assets
from distributions                                 (3,138,385)       (2,749,889)
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Proceeds from shares sold                          26,659,951        24,287,661
                                -----------------------------------------------
Proceeds from reinvestment
of distributions                                    2,545,075         2,216,981
                                -----------------------------------------------
Payments for shares redeemed                      (22,952,939)      (11,515,316)
-------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                          6,252,087        14,989,326
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          9,460,850        16,017,479

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                66,326,557        50,309,078
-------------------------------------------------------------------------------
End of period                                    $ 75,787,407      $ 66,326,557
===============================================================================

TRANSACTIONS IN SHARES OF THE FUND
-------------------------------------------------------------------------------
Sold                                                2,401,588         2,240,594
                                -----------------------------------------------
Issued in reinvestment of distributions               228,851           204,648
                                -----------------------------------------------
Redeemed                                           (2,068,611)       (1,063,608)
-------------------------------------------------------------------------------
Net increase in shares of the fund                    561,828         1,381,634
===============================================================================

See Notes to Financial Statements.

-----
   10

Notes to Financial Statements

MAY 31, 2003

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Arizona Municipal Bond Fund (the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's objective is to seek safety of principal and high current income that is exempt from federal and Arizona income taxes. The fund invests primarily in
Arizona municipal obligations. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of Arizona than a fund with a broader geographical diversification. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the fund are declared daily and paid monthly. Distributions from net realized gains for the fund, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1625% to 0.2800% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the year ended May 31, 2003, the effective annual management fee was 0.50%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

The fund has a bank line of credit agreement with J.P. Morgan Chase & Co. (JPM).
JPM is an equity investor in ACC.

                                                                    (continued)

                                                                          -----
                                                                          11

Notes to Financial Statements

MAY 31, 2003

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended May 31, 2003, were $42,031,544 and $35,212,091, respectively.

--------------------------------------------------------------------------------
4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended May 31, 2003.

--------------------------------------------------------------------------------
5. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended May 31, 2003 and
May 31, 2002 were  as follows:

--------------------------------------------------------------------------------
                                                        2003           2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                      $3,114,068     $2,678,328
--------------------------------------------------------------------------------
Long-term capital gains                                $24,317        $71,561
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of May 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                     $71,187,552
================================================================================
Gross tax appreciation of investments                               $ 5,384,181
--------------------------------------------------------------
Gross tax depreciation of investments                                   (58,262)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $ 5,325,919
================================================================================
Undistributed taxable ordinary income                               $   230,466
--------------------------------------------------------------
Undistributed tax-exempt ordinary income                                --
--------------------------------------------------------------
Accumulated long-term gains                                             --
--------------------------------------------------------------
Capital loss deferral                                               $(17,310)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The capital loss deferrals represent net capital losses incurred in the seven-month period ended May 31, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

--------------------------------------------------------------------------------
6. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $2,652,465 and $22,058 of exempt interest and capital gain dividends, respectively, for the fiscal year ended May 31, 2003.

-----
   12

Arizona Municipal Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
---------------------------------------------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $10.89         $10.69         $10.12         $10.62         $10.67
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income                0.41           0.44           0.48           0.48           0.46
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.59           0.27           0.57          (0.47)          0.01
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations     1.00           0.71           1.05           0.01           0.47
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income          (0.41)         (0.44)         (0.48)         (0.48)         (0.46)
-----------------------------------
  From Net Realized Gains             (0.08)         (0.07)           --           (0.03)         (0.06)
---------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.49)         (0.51)         (0.48)         (0.51)         (0.52)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $11.40         $10.89         $10.69         $10.12         $10.62
=========================================================================================================
  TOTAL RETURN(1)                      9.36%          6.74%         10.57%          0.20%          4.51%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.51%          0.51%          0.51%          0.51%          0.51%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  3.70%          4.04%          4.57%          4.71%          4.30%
-----------------------------------
Portfolio Turnover Rate                 50%            77%           104%           117%            70%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $75,787        $66,327        $50,309        $40,594        $45,410
---------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Report of Independent Auditors

To the Trustees of the American Century Municipal Trust and Shareholders of the
Arizona Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Arizona Municipal Bond Fund
(one of the six funds in the American Century Municipal Trust hereafter referred to as the "Fund") at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility  is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at May 31,
2003 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 11, 2003

-----
   14

Management

The individuals listed below serve as trustees or officers of the fund. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC

All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------

RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                     (continued)

                                                                          -----
                                                                          15

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN (55)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc.  (2002 to present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS (58)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); Chief Operating Officer,
ACC (June 1996 to September 2000); General Counsel, ACC, ACIM, ACIS, ACSC, and
other ACC subsidiaries (June 1989 to June 1998); Also serves as: Executive Vice
President, ACIS, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

-----
   16

Management

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------

ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice  President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------

MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------

DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------

ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

                                                                          -----
                                                                          17

Index Definition

The following index is used in the report to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The LEHMAN BROTHERS MUNICIPAL  5-YEAR GENERAL OBLIGATION INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

-----
   18

Notes

                                                                          -----
                                                                          19

Notes

-----
   20

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0307                                 American Century Investment Services, Inc.
SH-ANN-35034N                     (c)2003 American Century Services Corporation

Item 2 - N/A

Item 3 - N/A

Item 4 - N/A

Item 5 - Reserved

Item 6 - Reserved

Item 7 - N/A

Item 8 - Reserved

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's  disclosure controls and procedures (as defined  in Rule  30a-2(c)  under the  Investment  Company  Act of 1940,  as amended)  are  effective  based on their  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant  changes in the registrant's  internal controls or in other factors that could  significantly  affect these controls subsequent to the date of their  evaluation,  including  any  corrective  actions  with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

10(a) - N/A

10(b) - Attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Municipal Trust

By:            /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  July 30, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940,  this report has been signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:            /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  July 30, 2003

By:            /s/Maryanne L. Roepke
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer and
               Chief Accounting Officer (principal financial officer)

Date:  July 30, 2003